UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-23890

Exact name of registrant as specified in charter:	Macquarie ETF Trust

Address of principal executive offices:	610 Market Street Philadelphia, PA 19106

Name and address of agent for service:	David F. Connor, Esq. 610 Market Street Philadelphia, PA 19106

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2025

Item 1. Reports to Stockholders.
(a) Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).
The Report to Shareholders is attached herewith.

Macquarie Energy Transition ETF: PWER

Principal listing exchange: NYSE Arca

Annual shareholder report — March 31, 2025

This annual shareholder report contains important information about Macquarie Energy Transition ETF (Fund) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at

What were the Fund's costs for the last 12 months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PWER	$76	0.79%

Management's discussion of Fund performance

Performance highlights

Macquarie Energy Transition ETF returned -6.57% for the 12 months ended March 31, 2025. During the same period, the MSCI ACWI (All Country World Index) Index (net), the Fund's broad-based securities market index, returned 7.15%, while the S&P 1500 Energy Sector Index, the Fund's narrowly based securities market index, returned 1.28%.

Top contributors to performance:

  The natural gas sector outperformed other energy sectors and positively contributed to performance. Expand Energy Corp. and Baker Hughes Co. benefitted from the need for increasing power supplies and AI driven energy demand.

  Shares of Hudbay Minerals Inc. were strong on the back of rising copper and gold prices. Copper remains challenged from the supply side and should see increasing demand from the energy transition. Gold has been a safe haven and has seen increased allocation from foreign central banks.

  Centrus Energy Corp. saw increasing appetite for nuclear power, particularly for small modular reactors, which drove shares higher as they are the only domestic producer of certain types of uranium.

Top detractors from performance:

  Renewable energy companies, Sunrun Inc., SolarEdge Technologies Inc., and Enphase Energy Inc. all detracted from performance as higher interest rates and the diminished support of renewables weighed on their outlooks.

  GrafTech International Ltd., a graphite electrode producer, saw shares decline on pricing pressure from excess Chinese capacity.

  Neste OYJ saw a decline in renewable fuels demand and pricing hurt operations in North America and Europe.

1

TSAR-PWER-0525

Fund performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years (or period) of the Fund for the life of the Fund. It also assumes a $10,000 initial investment at the Fund's inception date in a broad-based securities market index and an additional narrowly based securities market index for the same period.

Growth of $10,000 investment

For the period November 28, 2023, (inception of Fund) through March 31, 2025

	Macquarie Energy Transition ETF — $10,241	MSCI ACWI Index (net) — $12,195	S&P 1500 Energy Sector Index — $11,497
11-28-23	10000	10,000	10,000
12-31-23	10986	10,519	9,986
3-31-24	10961	11,381	11,352
6-30-24	11176	11,708	11,050
9-30-24	11598	12,482	10,717
12-31-24	10593	12,359	10,583
3-31-25	10241	12,195	11,497
Average annual total returns (as of March 31, 2025)	1 Year	Since Inception (11/28/23)
Macquarie Energy Transition ETF
Net asset value	-6.57%	1.80%
MSCI ACWI Index (net)	7.15%	15.97%
S&P 1500 Energy Sector Index	1.28%	10.98%

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.

Visit macquarie.com/mam/etf-literature for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All results shown assume reinvestment of distributions.

Fund statistics

(as of March 31, 2025)

Fund net assets	$6,433,928
Total number of portfolio holdings	39
Total advisory fees paid	$53,207
Portfolio turnover rate	55%

TSAR-PWER-0525

2

Fund holdings

(as of March 31, 2025)

The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.

Sector allocation

Oil & Gas Exploration & Production	23.79%
Diversified Metals & Mining	11.95%
Oil & Gas Refining & Marketing	8.79%
Steel	6.06%
Gold	5.44%
Integrated Oil & Gas	5.21%
Electrical Components & Equipment	4.94%
Fertilizers & Agricultural Chemicals	4.86%
Semiconductors	4.59%
Oil & Gas Equipment & Services	4.56%

Top 10 equity holdings

Shell plc ADR	5.21%
CF Industries Holdings, Inc.	4.86%
ARC Resources Ltd.	4.63%
First Solar, Inc.	4.59%
Expand Energy Corp.	4.49%
Wheaton Precious Metals Corp.	4.47%
Hudbay Minerals, Inc.	4.45%
Valero Energy Corp.	4.33%
Steel Dynamics, Inc.	4.07%
Alcoa Corp.	3.80%

Availability of additional information

You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/etf-literature. You can also request this information by contacting us at

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 844 469-9911 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.

For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/etf-literature.

(4444710)

3

TSAR-PWER-0525

Macquarie Focused Emerging Markets Equity ETF: EMEQ

Principal listing exchange: NASDAQ

Annual shareholder report — March 31, 2025

This annual shareholder report contains important information about Macquarie Focused Emerging Markets Equity ETF (Fund) for the period of September 4, 2024, to March 31, 2025.You can find additional information about the Fund at macquarie.com/mam/etf-literature. You can also request this information by contacting us at 844 469-9911, weekdays from 9:00am to 5:00pm ET.

What were the Fund's costs for September 4, 2024, (inception of Fund) through March 31, 2025?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference^
EMEQ	$49	0.85%
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from inception date through March 31, 2025. Expenses would be higher if the Fund had been in operation for the last 12 months.
Footnote^	Annualized

Management's discussion of Fund performance

Performance highlights

Macquarie Focused Emerging Markets Equity ETF returned 2.60% for the period from its inception on September 4, 2024, to March 31, 2025. During the same period, the MSCI Emerging Markets Index (net), the Fund's broad-based securities market index, returned 3.46%.

Top contributors to performance:

  Shares of Alibaba Group Holding Ltd., a Chinese consumer discretionary company, outperformed the MSCI Emerging Markets Index (net), the Fund’s broad-based securities market index (benchmark). Investor sentiment toward the company’s growth prospects appeared to improve.

  Shares of SK Hynix Inc., a South Korean information technology (IT) company, outperformed the benchmark. Expansion of artificial intelligence (AI)-related infrastructure may support sales of the company’s high-bandwidth memory chips.

  Shares of SK Square Co. Ltd., a South Korean industrials company, outperformed the benchmark. SK Square holds an approximately 20% equity stake in SK Hynix. The company’s net asset value (NAV) increased due to the rising value of its investment in SK Hynix.

  In India, the Fund’s positioning contributed to relative performance. The Fund was underweight to several underperforming sectors, including industrials, consumer discretionary, and utilities.

Top detractors from performance:

  In China, the Fund's positioning detracted from relative performance versus the benchmark during the reporting period. The fund was underweight to several of the strongest-performing sectors, including financials and IT.

  Shares of Reliance Industries Ltd., an Indian energy company, underperformed due to softness in refining and petrochemicals margins and slower-than-expected growth in its consumer retail business.

  Shares of Samsung Electronics Co. Ltd., a South Korean IT company, underperformed. The company's progress in developing leading-edge high-bandwidth memory chips has been slower than expected.

1

TSAR-EMEQ-0525

Fund performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed period of the Fund for the life of the Fund. It also assumes a $10,000 initial investment at the Fund's inception date in a broad-based securities market index.

Growth of $10,000 investment

For the period September 4, 2024, (inception of Fund) through March 31, 2025

	Macquarie Focused Emerging Markets Equity ETF — $10,260	MSCI Emerging Markets Index (net) — $10,346
9-4-24	10000	10,000
9-30-24	10852	10,927
10-31-24	10460	10,441
11-30-24	9888	10,066
12-31-24	9865	10,052
1-31-25	10312	10,232
2-28-25	10365	10,281
3-31-25	10260	10,346
Average total returns (as of March 31, 2025)	Since Inception (9/4/24)
Macquarie Focused Emerging Markets Equity ETF
Net asset value	2.60%
MSCI Emerging Markets Index (net)	3.46%

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.

Visit macquarie.com/mam/etf-literature for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All results shown assume reinvestment of distributions.

Fund statistics

(as of March 31, 2025)

Fund net assets	$16,532,943
Total number of portfolio holdings	51
Total advisory fees paid	$47,850
Portfolio turnover rate	12%

TSAR-EMEQ-0525

2

Fund holdings

(as of March 31, 2025)

The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.

Country allocation

South Korea	21.69%
China	20.69%
Taiwan	18.26%
India	12.66%
Mexico	5.94%
Brazil	5.66%
Hong Kong	3.41%
Indonesia	2.45%
Turkiye	1.28%
Thailand	1.25%

Sector allocation

Information Technology	33.67%
Financials	14.92%
Consumer Discretionary	14.70%
Energy	11.01%
Industrials	9.57%
Communication Services	6.24%
Consumer Staples	4.83%
Healthcare	2.15%
Materials	0.79%

Top 10 equity holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	13.20%
SK Hynix, Inc.	7.31%
Alibaba Group Holding Ltd. ADR	6.45%
Samsung Electronics Co. Ltd.	5.77%
SK Square Co. Ltd.	5.60%
Reliance Industries Ltd. GDR 144A	4.81%
Tencent Holdings Ltd.	4.78%
Hong Kong Exchanges & Clearing Ltd.	3.41%
Reliance Industries Ltd.	2.65%
Petroleo Brasileiro SA ADR	2.53%

Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Availability of additional information

You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/etf-literature. You can also request this information by contacting us at

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 844 469-9911 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.

For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/etf-literature.

(4449060)

3

TSAR-EMEQ-0525

Macquarie Focused Large Growth ETF: LRGG

Principal listing exchange: NYSE Arca

Annual shareholder report — March 31, 2025

This annual shareholder report contains important information about Macquarie Focused Large Growth ETF (Fund) for the period of May 14, 2024, to March 31, 2025.You can find additional information about the Fund at macquarie.com/mam/etf-literature. You can also request this information by contacting us at 844 469-9911, weekdays from 9:00am to 5:00pm ET.

What were the Fund's costs for May 14, 2024, (inception of Fund) through March 31, 2025?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference^
LRGG	$40	0.44%
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from inception date through March 31, 2025. Expenses would be higher if the Fund had been in operation for the last 12 months.
Footnote^	Annualized

Management's discussion of Fund performance

Performance highlights

Macquarie Focused Large Growth ETF returned 4.65% for the period from its inception on May 14, 2024, to March 31, 2025. During the same period, the Russell 1000®Index, the Fund's broad-based securities market index, returned 7.97%, while the Russell 1000® Growth Index, the Fund's narrowly based securities market index, returned 7.20%.

Top contributors to performance:

  Stock selection and an overweight allocation in financials relative to the Fund’s narrowly based securities market index (benchmark) contributed most to the portfolio. Within the sector, non-bank financials performed particularly well, which is where this portfolio holds positions.

  Financials sector holding Intercontinental Exchange Inc. had the strongest performance and was a top-three contributor for the fiscal period.

  Fund holdings VeriSign Inc., the registrar for .com and .net domains, and Motorola Solutions Inc., the leader in land mobile radio equipment, were also top contributors.

Top detractors from performance:

  Consistent with its philosophy, the Fund was positioned with a lower risk profile than the benchmark, a posture that detracted from performance over the first three quarters of the fiscal year as a small subset of artificial intelligence stocks drove the market.

  Stock selection in the consumer discretionary, communication services, and real estate sectors detracted most from performance relative to the benchmark.

  At an individual stock level, the largest detractor was Synopsys Inc., a semiconductor design company. It was down with much of the semiconductor industry. Positions in Danaher Corp. and LVMH Moet Hennessey Louis Vuitton SE also detracted.

Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

1

TSAR-LRGG-0525

Fund performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years (or period) of the Fund for the life of the Fund. It also assumes a $10,000 initial investment at the Fund's inception date in a broad-based securities market index and an additional narrowly based securities market index for the same period.

Growth of $10,000 investment

For the period May 14, 2024, (inception of Fund) through March 31, 2025

	Macquarie Focused Large Growth ETF — $10,465	Russell 1000 Index — $10,797	Russell 1000 Growth Index — $10,720
5-14-24	10000	10,000	10,000
6-30-24	10544	10,372	10,777
9-30-24	10840	11,002	11,121
12-31-24	11018	11,305	11,907
3-31-25	10465	10,797	10,720
Average total returns (as of March 31, 2025)	Since Inception (5/14/24)
Macquarie Focused Large Growth ETF
Net asset value	4.65%
Russell 1000 Index	7.97%
Russell 1000 Growth Index	7.20%

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.

Visit macquarie.com/mam/etf-literature for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All results shown assume reinvestment of distributions.

Fund statistics

(as of March 31, 2025)

Fund net assets	$114,983,290
Total number of portfolio holdings	22
Total advisory fees paid	$105,573
Portfolio turnover rate	7%

TSAR-LRGG-0525

2

Fund holdings

(as of March 31, 2025)

The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.

Sector allocation

Information Technology	42.85%
Financials	16.80%
Consumer Discretionary	12.22%
Healthcare	7.03%
Communication Services	5.67%
Real Estate	5.36%
Industrials	4.69%
Consumer Staples	3.62%

Top 10 equity holdings

Microsoft Corp.	12.18%
NVIDIA Corp.	9.03%
Apple, Inc.	7.72%
Amazon.com, Inc.	7.16%
Alphabet, Inc., Class C	5.67%
Visa, Inc., Class A	4.79%
Waste Connections, Inc.	4.69%
UnitedHealth Group, Inc.	4.42%
Intercontinental Exchange, Inc.	4.39%
Motorola Solutions, Inc.	4.16%

Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Availability of additional information

You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/etf-literature. You can also request this information by contacting us at

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 844 469-9911 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.

For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/etf-literature.

(4435069)

3

TSAR-LRGG-0525

Macquarie Global Listed Infrastructure ETF: BILD

Principal listing exchange: NYSE Arca

Annual shareholder report — March 31, 2025

This annual shareholder report contains important information about Macquarie Global Listed Infrastructure ETF (Fund) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at macquarie.com/mam/etf-literature. You can also request this information by contacting us at 844 469-9911, weekdays from 9:00am to 5:00pm ET.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last 12 months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BILD	$50	0.49%

Management's discussion of Fund performance

Performance highlights

Macquarie Global Listed Infrastructure ETF returned 3.88% for the 12 months ended March 31, 2025. During the same period, the MSCI World Index (net), the Fund's broad-based securities market index, returned 7.04%, while the S&P Global Infrastructure Index (net), the Fund's narrowly based securities market index, returned 17.76%.

Top contributors to performance:

  An underweight position to Transurban Group contributed to performance during the reporting period versus the Fund’s narrowly based index, the S&P Global Infrastructure Index (net) (benchmark). The company faced some regulatory challenges, as the New South Wales government initiated discussions on toll reform, aimed at reducing costs for drivers. Additionally, financial results were below market expectations.

  An underweight to Grupo Aeroportuario del Pacifico SAB de CV also contributed to performance versus the benchmark as the company experienced slowing domestic traffic figures.

Top detractors from performance:

  An underweight position to Targa Resources Corp. which we did not own, detracted from performance during the reporting period, based on the company's non-purity of infrastructure and the heavy commodity price linkages.

  An underweight position to Williams Inc. which we did not own on basis of valuation, also detracted from performance. The company was heavily influenced by the rhetoric around artificial intelligence (AI), which we believed was speculative.

1

TSAR-BILD-0525

Fund performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years (or period) of the Fund for the life of the Fund. It also assumes a $10,000 initial investment at the Fund's inception date in a broad-based securities market index and an additional narrowly based securities market index for the same period.

Growth of $10,000 investment

For the period November 28, 2023, (inception of Fund) through March 31, 2025

	Macquarie Global Listed Infrastructure ETF — $10,592	MSCI World Index (net) — $12,275	S&P Global Infrastructure Index (net) — $12,452
11-28-23	10000	10,000	10,000
12-31-23	10430	10,532	10,456
3-31-24	10197	11,468	10,574
6-30-24	9955	11,769	10,820
9-30-24	11428	12,518	12,247
12-31-24	10149	12,499	11,926
3-31-25	10592	12,275	12,452
Average annual total returns (as of March 31, 2025)	1 Year	Since Inception (11/28/23)
Macquarie Global Listed Infrastructure ETF
Net asset value	3.88%	4.39%
MSCI World Index (net)	7.04%	16.53%
S&P Global Infrastructure Index (net)	17.76%	17.78%

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.

Visit macquarie.com/mam/etf-literature for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All results shown assume reinvestment of distributions.

Fund statistics

(as of March 31, 2025)

Fund net assets	$4,973,707
Total number of portfolio holdings	44
Total advisory fees paid	$24,965
Portfolio turnover rate	75%

TSAR-BILD-0525

2

Fund holdings

(as of March 31, 2025)

The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.

Country allocation

United States of America	36.66%
United Kingdom	11.88%
Spain	11.58%
Italy	9.78%
Canada	7.89%
New Zealand	3.63%
Australia	3.00%
France	2.80%
Hong Kong	2.21%
Mexico	1.97%

Sector allocation

Electric Utility	27.33%
Airports	17.46%
Energy Infrastructure	15.56%
Water	9.36%
Electricity & Gas Distribution	8.30%
Toll Roads	6.21%
Communications Infrastructure	5.37%
Electricity Transmission	3.74%
Electricity Generation	1.91%
Seaports	1.62%

Top 10 equity holdings

Enbridge, Inc.	6.13%
National Grid plc	5.59%
Auckland International Airport Ltd.	3.63%
NextEra Energy, Inc.	3.63%
United Utilities Group plc	3.63%
Enav SpA 144A	3.48%
Exelon Corp.	3.42%
Cellnex Telecom SA 144A	3.18%
American Electric Power Co., Inc.	3.10%
Essential Utilities, Inc.	3.07%

Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Material Fund changes

This is a summary of certain changes to the Fund since the beginning of the reporting period.

Effective December 30, 2024, the Fund removed the concept of sustainable investing from the Fund's investment objective and 80% investment policy.

The Fund now defines listed infrastructure companies as publicly traded companies engaged in the development, operation and/or management of infrastructure assets. Infrastructure assets include, but are not limited to utilities, transportation infrastructure, energy infrastructure, and communications infrastructure.

For more complete information, you may review the Fund’s next prospectus, which we expect to be available by July 29, 2025, at macquarie.com/mam/etf-literature or upon request at 844 469-9911, weekdays from 9:00am to 5:00pm ET.

Availability of additional information

You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/etf-literature. You can also request this information by contacting us at

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 844 469-9911 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.

For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/etf-literature.

(4449004)

3

TSAR-BILD-0525

Macquarie National High-Yield Municipal Bond ETF: HTAX

Principal listing exchange: NYSE Arca

Annual shareholder report — March 31, 2025

This annual shareholder report contains important information about Macquarie National High-Yield Municipal Bond ETF (Fund) for the period of March 5, 2025, to March 31, 2025.You can find additional information about the Fund at macquarie.com/mam/etf-literature. You can also request this information by contacting us at 844 469-9911, weekdays from 9:00am to 5:00pm ET.

What were the Fund's costs for March 5, 2025, (inception of Fund) through March 31, 2025?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference^
HTAX	$3	0.49%
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from inception date through March 31, 2025. Expenses would be higher if the Fund had been in operation for the last 12 months.
Footnote^	Annualized

Management's discussion of Fund performance

Performance highlights

Macquarie National High-Yield Municipal Bond ETF returned -1.24% for the period from its inception on March 5, 2025, to March 31, 2025. During the same period, the Bloomberg Municipal Bond Index, the Fund's broad-based securities market index, returned -1.67%.

Fund statistics

(as of March 31, 2025)

Fund net assets	$6,171,601
Total number of portfolio holdings	32
Total advisory fees paid	$2,084
Portfolio turnover rate	14%

TSAR-HTAX-0525

Fund holdings

(as of March 31, 2025)

The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.

Sector allocation

Healthcare Revenue Bonds	24.05%
Industrial Development Revenue Bonds	21.59%
Education Revenue Bonds	16.80%
Transportation Revenue Bonds	9.99%
Special Tax Revenue Bonds	8.25%
State General Obligation Revenue Bonds	4.95%
Leasing Revenue Bonds	3.38%
Utility Revenue Bonds	3.24%
Local General Obligation Revenue Bonds	3.10%
Building Revenue Bonds	2.70%

State/territory allocation

Puerto Rico	15.90%
California	13.72%
Arizona	8.13%
New York	6.62%
Florida	6.29%
Ohio	5.72%
Alabama	4.22%
Texas	3.61%
Iowa	3.38%
New Jersey	3.38%

Availability of additional information

You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/etf-literature. You can also request this information by contacting us at

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 844 469-9911 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.

For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/etf-literature.

(4436043)

2

TSAR-HTAX-0525

Macquarie Tax-Free USA Short Term ETF: STAX

Principal listing exchange: NYSE Arca

Annual shareholder report — March 31, 2025

This annual shareholder report contains important information about Macquarie Tax-Free USA Short Term ETF (Fund) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at macquarie.com/mam/etf-literature. You can also request this information by contacting us at 844 469-9911, weekdays from 9:00am to 5:00pm ET.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last 12 months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
STAX	$30	0.29%

Management's discussion of Fund performance

Performance highlights

Macquarie Tax-Free USA Short Term ETF returned 3.50% for the 12 months ended March 31, 2025. During the same period, the Bloomberg Municipal Bond Index, the Fund's broad-based securities market index, returned 1.22%, while the Bloomberg Municipal Short (1-5 Year) Index, the Fund's narrowly based securities market index, returned 3.29%.

Top contributors to performance:

  AAA-rated municipal bond yields at the front end of the curve, or short-term yields, fell for the year, while longer tranches all rose. As such, front-end exposure to the yield curve was additive. For example, the 1-year (1-2 years) segment of the Bloomberg Municipal Bond Index returned 3.66% compared with the 5-year (4-6 years) return of 2.72% and the overall index return of 1.22%. For reference, the Bloomberg Municipal Short (1-5 Year) Index, the Fund's narrowly based securities market index (benchmark), returned 3.29%. The Fund’s out-of-benchmark allocation to the 0-1 year segment of the curve was a strong driver of performance.

  BBB-rated and below-investment-grade bonds drove performance from a credit quality, or financial solvency, perspective. Below-investment-grade bonds, in particular, benefited from strong technicals in the form of muted high yield supply and positive mutual fund flows for the fiscal year. The Fund had a modest overweight to BBB-rated bonds relative to the benchmark and an out-of-benchmark allocation to below-investment-grade bonds.

Top detractors from performance:

  Converse to the front-end contributor, the 5-year segment of the yield curve was a drag on the Fund's performance, with that segment of the benchmark returning 2.72% compared with the overall Bloomberg Municipal Short (1-5 Year) Index return of 3.29%. The Fund was modestly overweight in this portion of the curve relative to the benchmark.

  Higher-quality AAA- and AA-rated bonds underperformed versus the investment grade segments for the reporting period. For example, the Bloomberg Municipal Short (1-5 Year) Index's AA-rated exposure, which comprises almost 60% of the overall index, returned 3.14% versus the index return of 3.29%.

1

TSAR-STAX-0525

Fund performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years (or period) of the Fund for the life of the Fund. It also assumes a $10,000 initial investment at the Fund's inception date in a broad-based securities market index and an additional narrowly based securities market index for the same period.

Growth of $10,000 investment

For the period November 28, 2023, (inception of Fund) through March 31, 2025

	Macquarie Tax-Free USA Short Term ETF — $10,512	Bloomberg Municipal Bond Index — $10,418	Bloomberg Municipal Short (1-5 Year) Index — $10,446
11-28-23	10000	10,000	10,000
12-31-23	10164	10,332	10,133
3-31-24	10156	10,292	10,114
6-30-24	10184	10,290	10,149
9-30-24	10419	10,569	10,384
12-31-24	10420	10,441	10,343
3-31-25	10512	10,418	10,446
Average annual total returns (as of March 31, 2025)	1 Year	Since Inception (11/28/23)
Macquarie Tax-Free USA Short Term ETF
Net asset value	3.50%	3.79%
Bloomberg Municipal Bond Index	1.22%	3.10%
Bloomberg Municipal Short (1-5 Year) Index	3.29%	3.31%

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.

Visit macquarie.com/mam/etf-literature for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All results shown assume reinvestment of distributions.

Fund statistics

(as of March 31, 2025)

Fund net assets	$6,301,028
Total number of portfolio holdings	40
Total advisory fees paid	$15,957
Portfolio turnover rate	43%

TSAR-STAX-0525

2

Fund holdings

(as of March 31, 2025)

The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.

Sector allocation

Healthcare Revenue Bonds	24.54%
Transportation Revenue Bonds	13.57%
Education Revenue Bonds	11.31%
Water & Sewer Revenue Bonds	10.86%
State General Obligation Revenue Bonds	10.55%
Electric Revenue Bonds	9.14%
Leasing Revenue Bonds	5.69%
Special Tax Revenue Bonds	5.66%
Industrial Development Revenue Bonds	3.67%
Housing Revenue Bonds	2.72%
Local General Obligation Revenue Bonds	2.15%

State/territory allocation

Colorado	13.79%
Pennsylvania	13.30%
New York	12.19%
Minnesota	9.69%
California	6.14%
Texas	5.33%
Arizona	4.26%
Oregon	4.05%
Illinois	3.84%
New Jersey	3.81%

Material Fund changes

This is a summary of certain changes to the Fund since the beginning of the reporting period.

On March 25, 2025, the Fund removed the sustainability restrictions from its principal investment strategy.

For more complete information, you may review the Fund’s next prospectus, which we expect to be available by July 29, 2025, at macquarie.com/mam/etf-literature or upon request at 844 469-9911, weekdays from 9:00am to 5:00pm ET.

Availability of additional information

You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/etf-literature. You can also request this information by contacting us at

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 844 469-9911 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.

For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/etf-literature.

(4434845)

3

TSAR-STAX-0525

(b)  Not applicable

Item 2. Code of Ethics.

(a) The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant’s Code of Business Ethics has been posted on the Macquarie ETF Trust Internet Web site at etf.macquarie.com/us. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this Web site within five business days of such amendment or waiver and will remain on the Web site for at least 12 months.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that certain members of the registrant’s Audit Committee are audit committee financial experts, as defined below.  For purposes of this item, an “audit committee financial expert” is a person who has the following attributes:

            a.         An understanding of generally accepted accounting principles and financial statements;

            b.         The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

            c.         Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements, or experience actively supervising one or more persons engaged in such activities;

            d.         An understanding of internal controls and procedures for financial reporting; and

            e.         An understanding of audit committee functions.

An “audit committee financial expert” shall have acquired such attributes through:

            a.         Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

            b.         Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

            c.         Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

            d.         Other relevant experience.

            The registrant’s Board of Trustees has also determined that each member of the registrant’s Audit Committee is independent.  In order to be “independent” for purposes of this item, the Audit Committee member may not, other than in his or her capacity as a member of the Board of Trustees or any committee thereof, (i) accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an “interested person” of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

            The names of the audit committee financial experts on the registrant’s Audit Committee are set forth below:

            Thomas F. Flannery, Chair
            Brian A. Swain

Item 4. Principal Accountant Fees and Services.

Audit Fees
(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $181,000 for 2025 and $133,500 for 2024.
Audit-Related Fees
(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $1,374,878 for 2025 and $1,362,878 for 2024. These audit-related services were as follows: year end audit procedures; group reporting and subsidiary statutory audits.

Tax Fees
(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $0 for 2025 and $0 for 2024. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

All Other Fees
(d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2025 and $0 for 2024.

(e)(1)   The registrant’s Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the “Pre-Approval Policy”) with respect to services provided by the registrant’s independent auditors.  Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits.

Service	Range of Fees
Audit Services
Statutory audits or financial audits for new Funds	up to $50,000 per Fund
Services associated with SEC registration statements (e.g., Form N-1A, Form N-14, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters up to $10,000 per Fund
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit-related services” rather than “audit services”)
up to $25,000 in the aggregate
Audit-Related Services
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and /or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit services” rather than “audit-related services”)
up to $25,000 in the aggregate
Tax Services
U.S. federal, state and local and international tax planning and advice (e.g., consulting on statutory, regulatory or administrative developments, evaluation of Funds’ tax compliance function, etc.)	up to $25,000 in the aggregate
U.S. federal, state and local tax compliance (e.g., excise distribution reviews, etc.)	up to $5,000 per Fund
Review of federal, state, local and international income, franchise and other tax returns	up to $5,000 per Fund
Fs

Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant’s investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the “Control Affiliates”) up to the specified fee limit.  This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.

Service	Range of Fees
Non-Audit Services
Services associated with periodic reports and other documents filed with the SEC and assistance in responding to SEC comment letters	up to $10,000 in the aggregate

The Pre-Approval Policy requires the registrant’s independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

(e)(2)   The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:
                  (b) 0%
                  (c) 0%
                  (d) 0%
(f)  Not applicable.
(g)  The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $16,391,075 for 2025 and $24,428,000 for 2024.
(h)  The audit committee of the registrant’s board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.
(i)   Not applicable.

(j)   Not applicable.

Item 5. Audit Committee of Listed Registrants.
The independent board members are acting as the registrant's audit committee as specified in Section 3(a)(58)(B) of the Securities Exchange Act of 1934. The Audit Committee consists of the following Board members: Thomas F. Flannery, Beata Kirr, and Brian A. Swain.

Item 6. Investments.

(a)   Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Financial Statements filed under Item 7 of this form.
(b)   Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)   An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The annual financial statements are attached herewith.

      (b) An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith.

SEC or its staff upon request.
Macquarie Global Listed Infrastructure ETF
Financial statements and other information
For the year ended March 31, 2025

Schedule of investments 1
Statement of assets and liabilities 4
Statement of operations 5
Statements of changes in net assets 6
Financial highlights 7
Notes to financial statements 8
Report of independent registered public accounting firm 18
Other Fund information 19
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s
Form N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i)
upon request, by calling 844 469-9911; and (ii) on the SEC’s website at sec.gov.
In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at
macquarie.com/mam/etf-literature.
Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the
Fund’s website at macquarie.com/mam/etf-literature; and (ii) on the SEC’s website at sec.gov.

Schedule of investments
Macquarie Global Listed Infrastructure ETF
1
March 31, 2025
Number of
shares Value (US $)
Common Stocks — 98 .74%
Δ
Australia - 3 .00%
Atlas Arteria Ltd. 23,659 $ 71,699
Transurban Group 9,273 77,585
149,284
Brazil - 0 .90%
CCR SA 21,848 44,565
44,565
Canada - 7 .89%
Enbridge, Inc. 6,890 304,940
Gibson Energy, Inc. 5,644 87,540
392,480
China - 1 .73%
China Gas Holdings Ltd. 46,200 42,095
China Tower Corp. Ltd., Class H 144A
#
32,800 44,090
86,185
France - 2 .80%
Aeroports de Paris SA 1,372 139,379
139,379
Germany - 1 .95%
Fraport AG Frankfurt Airport Services
Worldwide
†
1,554 97,208
97,208
Greece - 1 .14%
Athens International Airport SA 5,763 56,657
56,657
Hong Kong - 2 .21%
CLP Holdings Ltd. 10,500 85,550
HK Electric Investments & HK Electric
Investments Ltd. 35,000 24,153
109,703
Italy - 9 .78%
Enav SpA 144A
#
43,902 173,175
Enel SpA 12,284 99,581
ERG SpA 2,589 49,075
Snam SpA 12,103 62,752
Terna - Rete Elettrica Nazionale 11,256 101,799
486,382
Mexico - 1 .97%
Grupo Aeroportuario del Centro Norte SAB de
CV, Class B 7,191 70,678

Schedule of investments
Macquarie Global Listed Infrastructure ETF
2
Number of
shares Value (US $)
Common Stocks (continued)
Mexico (continued)
Grupo Aeroportuario del Sureste SAB de CV
ADR 100 $ 27,382
98,060
Netherlands - 1 .62%
Koninklijke Vopak NV 1,861 80,693
80,693
New Zealand - 3 .63%
Auckland International Airport Ltd. 38,880 180,346
180,346
Spain - 11 .58%
Aena SME SA 144A
#
528 123,663
Cellnex Telecom SA 144A
#
4,451 158,006
EDP Renovaveis SA 11,387 94,932
Redeia Corp. SA 4,209 84,470
Sacyr SA 33,101 114,964
576,035
United Kingdom - 11 .88%
National Grid plc 21,328 278,122
Pennon Group plc 9,792 56,667
Severn Trent plc 2,317 75,752
United Utilities Group plc 13,857 180,519
591,060
United States of America - 36 .66%
American Electric Power Co., Inc. 1,412 154,289
Cheniere Energy, Inc. 561 129,816
CMS Energy Corp. 1,791 134,522
Crown Castle, Inc. REIT 1,045 108,920
Dominion Energy, Inc. 1,413 79,227
Essential Utilities, Inc. 3,862 152,665
Eversource Energy 1,467 91,115
Exelon Corp. 3,692 170,127
Kinder Morgan, Inc. 3,882 110,754
NextEra Energy, Inc. 2,550 180,770
ONEOK, Inc. 788 78,185
PG&E Corp. 8,212 141,082
Sempra 2,112 150,712
Xcel Energy, Inc. 1,993 141,085
1,823,269
Total Common Stocks (cost $4,792,696) 4,911,306

3
See accompanying notes, which are an integral part of the financial statements.
Number of
shares Value (US $)
Short-Term Investments — 1 .03%
Money Market Mutual Funds - 1 .03%
JPMorgan U.S. Government Money Market
Fund — Class Morgan (seven-day
effective yield 3.86%) 51,104 $ 51,104
Total Short-Term Investments (cost $51,104) 51,104
Total Value of Securities — 99.77%
      (cost $4,843,800) 4,962,410
Receivables and Other Assets Net of Liabilities — 0.23% 11,297
Net Assets Applicable to 200,000 Shares Outstanding — 100.00% $ 4,973,707
Δ
Securities have been classified by country of risk.
#
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
At March 31, 2025, the aggregate value of Rule 144A securities was $498,935, which represents 10.03% of the Fund's net assets. See Note 7 in “Notes to financial statements."
†
Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt
AG – Aktiengesellschaft
REIT – Real Estate Investment Trust
SpA – Stand-by Purchase Agreement

Statement of assets and liabilities
Macquarie Global Listed Infrastructure ETF
4
March 31, 2025
See accompanying notes, which are an integral part of the financial statements.
Assets:
Investments at value* $ 4,962,410
Foreign currency, at value** 58
Receivable for securities sold 79,381
Dividends receivable 9,127
Foreign tax reclaims receivable 609
Total Assets 5,051,585
Liabilities:
Payable for securities purchased 75,845
Management fees payable to affiliates 2,033
Total Liabilities 77,878
Total Net Assets $ 4,973,707
Net Assets Consist of:
Paid-in-capital $ 5,000,000
Total distributable earnings (loss) (26,293)
Total Net Assets $ 4,973,707
Shares outstanding (unlimited amount authorized, no par value) 200,000
Net asset value per share $ 24.87
*Investments, at cost $ 4,843,800
**Foreign currency, at cost 58

Statement of operations
Macquarie Global Listed Infrastructure ETF
Year ended March 31, 2025
5
See accompanying notes, which are an integral part of the financial statements.
Investment Income:
Dividends $ 201,988
Foreign tax withheld (13,724)
188,264
Expenses:
Management fees 24,965
Total operating expenses 24,965
Net Investment Income (Loss) 163,299
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments (52,419)
Foreign currencies (1,595)
Net realized gain (loss) (54,014)
Net change in unrealized appreciation (depreciation) on:
Investments 81,348
Foreign currencies (46)
Net change in unrealized appreciation (depreciation) 81,302
Net Realized and Unrealized Gain (Loss) 27,288
Net Increase (Decrease) in Net Assets Resulting from Operations $ 190,587

Statements of changes in net assets
Macquarie Global Listed Infrastructure ETF
6
*Date of commencement of operations.
See accompanying notes, which are an integral part of the financial statements.
Year ended
March 31, 2025
For the period
November 28, 2023
*
to
March 31, 2024
Increase (Decrease) in Net Assets from
Operations:
Net investment income (loss) $ 163,299 $ 47,444
Net realized gain (loss) (54,014) 13,434
Net change in unrealized appreciation
(depreciation) 81,302 37,234
Net increase (decrease) in net assets
resulting from operations 190,587 98,112
Dividends and Distributions to Shareholders
from:
Distributable earnings (272,435) (42,557)
(272,435) (42,557)
Capital Share Transactions:
1
Proceeds from shares sold – 5,000,000
Increase in net assets derived from capital
share transactions – 5,000,000
Net Increase (Decrease) in Net Assets (81,848) 5,055,555
Net Assets:
Beginning of year/period 5,055,555 –
End of year $ 4,973,707 $ 5,055,555
Capital Share Transactions:
Beginning of year/period 200,000 –
Shares subscribed in-kind – 200,000
Shares outstanding, end of year 200,000 200,000
1
Capital share transactions may include transaction fees associated with Creation and
Redemption transactions which occurred during the period. See Note 6 in "Notes to financial statements."

Financial highlights
Macquarie Global Listed Infrastructure ETF
7
See accompanying notes, which are an integral part of the financial statements.
Selected data for each share of the Fund outstanding throughout each period were as follows:
Year ended
March 31, 2025
For the period
November 28, 2023
1
to
March 31, 2024
Net asset value, beginning of period ...... $ 25 .28 $ 25 .00
Income (loss) from investment operations: — —
Net investment income
2
................. 0 .82 0 .24
Net realized and unrealized gain ........... 0 .13 0 .25
Total from investment operations .......... 0.95 0.49
Less dividends and distributions from: — —
Net investment income ................. ( 0 .81 ) ( 0 .21 )
Net realized gain ....................... ( 0 .55 ) –
Total dividends and distrib u tions ........... (1.36) (0.21)
Net asset value, end of period ........... $ 24.87 $ 25.28
Total return
3
......................... 3.88% 1.97%
Ratios and supplemental data: $4,974 $5,056
Net assets, end of period (000 omitted) ...... $ 4,974 $ 5,056
Ratio of expenses to average net assets
4
.... 0.49% 0.49%
Ratio of net investment income to average net
assets ............................. 3.20% 2.75%
Portfolio turnover
5
...................... 75% 11%
1
Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
2
Calculated using average shares outstanding.
3
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
4
Expense ratios do not include expenses of any investment companies in which the Fund invests.
5
Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the Fund’s capital shares.

Notes to financial statements
Macquarie Global Listed Infrastructure ETF
8
March 31, 2025
Macquarie ETF Trust (Trust) is organized as a Delaware statutory trust effective
February 22, 2023 and is an open-end management investment company registered with the U.S.
Securities and Exchange Commission. As of the date of this report, the Trust offers six series.
These financial statements and the related notes pertain to Macquarie Global Listed Infrastructure
ETF (the Fund). The Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act).
1. Significant Accounting Policies
The Fund follows accounting and reporting guidance under Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment
Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.
Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC
(Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New
York Stock Exchange (NYSE) on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value (NAV). Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a- 5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated Delaware Management Company
(DMC or the Manager) as the valuation designee (Valuation Designee) for the Fund to perform the fair value determination relating to all applicable Fund investments. DMC has established a
Pricing Committee to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board's oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. If a foreign (non-US) equity security's value has materially changed after the close of the security's primary exchange or principal market but before the close of the NYSE, the security may be valued at fair value. With respect to foreign
(non-US) equity securities, the Fund may determine the fair value of investments based on information provided by pricing vendors, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or

9
securities indexes) that occur after the close of the relevant market and before the close of the
NYSE. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-
likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current period. Management has analyzed the Fund’s tax positions taken or expected to be taken on the
Fund’s federal income tax returns through the year ended March 31, 2025 and for the open tax year ended March 31, 2024, and has concluded that no provision for federal income tax is required in the Fund’s financial statements.  If applicable, the Fund recognizes interest and tax penalties on unrecognized tax benefits in "interest and tax penalties" on the "Statement of operations."  During the year ended March 31, 2025, the Fund did not incur any interest or tax penalties.
Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. These realized gains and losses are included on the “Statement of operations” under “Net realized gain (loss) on investments.”  The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
In-kind Redemptions  — For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets NAV per share.
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at
1. Significant Accounting Policies (continued)

Notes to financial statements
Macquarie Global Listed Infrastructure ETF
10
the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other — Security transactions are recorded on the date the securities are purchased or sold
(trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates. The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The "Statement of operations" includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes. Income and capital gain distributions from any investment companies (Underlying Funds)
in which the Fund invests are recorded on the ex-dividend date. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gain on investments, if any, at least annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting  — In November 2023, FASB issued Accounting Standards Update 2023-
07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment's profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole thereby enabling better understanding of how an entity's segments impact overall performance. DMC, the Fund's investment adviser, acts as the Fund's chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment since the Fund has a single investment strategy disclosed in the prospectus against which the CODM assesses performance. When assessing segment performance and making decisions about segment resources, the CODM relies on the Fund's portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the Fund's financial statements. Adoption of the new standard impacted the Fund's financial statements note disclosures only, and did not affect the Fund's financial position or the results of its operations.
1. Significant Accounting Policies (continued)

11
2. Investment Management, Administration Agreements, and Other Transactions with
Affiliates
In accordance with the terms of its investment management agreement, the Fund pays DMC, a series of Macquarie Investment Management Business Trust (MIMBT) and the investment manager, an annual unitary management fee which is calculated daily and paid monthly at the rate of 0.49% on the Fund's average daily net assets.
From the unitary management fee, DMC pays most of the expenses of the Fund, including the cost of sub-advisory fees to any investment sub-adviser, if any, transfer agency, custody, fund administration, legal, audit and other services. However, under the investment management agreement, DMC is not responsible for (i) interest expenses; (ii) taxes (including, but not limited to, income, excise, transfer and withholding taxes); (iii) expenses of a Fund incurred with respect to the acquisition and disposition of portfolio securities, instruments or other investments and the execution of portfolio transactions, including brokerage commissions; (iv) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the 1940 Act, including distribution fees; (v) litigation expenses; (vi) the investment advisory fee payable to the Manager; (vii) non-routine or extraordinary expenses (including, without limitation, the expense associated with proxy solicitations and fund reorganizations); and (viii) acquired fund fees and expenses.
DMC entered into a sub-advisory agreement on behalf of the Fund with Macquarie Investment
Management Global Limited, which is an affiliate of DMC (Affiliated Sub-Advisor). Although the
Manager has principal responsibility for the Manager’s portion of the Fund, the Manager may permit the Affiliated Sub-Advisor to execute Fund security trades on behalf of the Manager.
Pursuant to the terms of the sub-advisory agreement, the investment sub-advisory fee is paid by
DMC to the Affiliated Sub-Advisor based on the extent to which the Affiliated Sub-Advisor provides services to the Fund.
At March 31, 2025, Macquarie Management Holdings, Inc. directly owned 95.00% of the Fund.
In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of any Underlying Funds, in which it invests.
The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any
Underlying Funds at different times.
MIMBT, of which DMC is a series, entered into a settlement agreement on September 19, 2024 with the US Securities and Exchange Commission (SEC) consenting to an order (Settlement
Order) relating to a legacy investment strategy, the Absolute Return Mortgage-Backed Securities
Strategy (ARMBS Strategy). MIMBT no longer offers the ARMBS Strategy. MIMBT agreed to the
Settlement Order without admitting or denying the SEC’s findings. The Settlement Order does not impact MIMBT’s ability to continue to provide services to the Fund.

Notes to financial statements
Macquarie Global Listed Infrastructure ETF
12
3. Investments
For the year ended March 31, 2025 , the Fund made purchases and sales of investment securities other than short-term investments and US government securities as follows:
There were no investment transactions related to in-kind purchases and sales for the year ended
March 31, 2025.
The tax cost of investments includes adjustments to net unrealized appreciation (depreciation)
which may not necessarily be the final tax cost basis adjustments but which approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. At
March 31, 2025 , the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for the Fund were as follows:
US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability.
Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level  1 — Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Purchases $ 3,746,384
Sales 3,863,771
Cost of investments $ 4,857,135
Aggregate unrealized appreciation of investments $ 265,523
Aggregate unrealized depreciation of investments (160,248)
Net unrealized appreciation of investments $ 105,275

13
Level  2 — Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level  3 — Significant unobservable inputs, including the Fund's own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry.
The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2025 :
During the year ended March 31, 2025 , there were no transfers into or out of Level 3 investments.
The Fund's policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.
A reconciliation of Level 3 investments is presented when the Fund has a significant amount of
Level 3 investments at the beginning or end of the period in relation to the Fund's net assets. As of
March 31, 2025 , there were no Level 3 investments.
Level 1 Level 2 Level 3 Total
Securities
Assets:
Common Stocks $ 4,911,306 $ – $ – $ 4,911,306
Short-Term Investments 51,104 – – 51,104
Total Value of Securities $ 4,962,410 $ – $ – $ 4,962,410
3. Investments (continued)

Notes to financial statements
Macquarie Global Listed Infrastructure ETF
14
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the year ended March 31, 2025 and period ended March 31, 2024 were as follows:
5. Components of Net Assets on a Tax Basis
As of March 31, 2025, the components of net assets on a tax basis were as follows:
Differences between components of net assets unrealized and tax cost unrealized may arise due to unrealized appreciation/depreciation on foreign currencies.
The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.
For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Results of operations and net assets were not affected by these reclassifications. For the year ended March 31, 2025 , the Fund had no reclassifications.
Qualified late year losses represent ordinary losses realized from January 1, 2025 through March
31, 2025 and capital losses realized from November 1, 2024 through March 31, 2025, that in accordance with federal income tax regulations, the Fund has elected to defer and treat as having arisen in the following fiscal year.
Year ended
3/31/25
11/28/23
*
to 3/31/24
Ordinary income $ 272,435 $ 42,557
* Date of commencement of operations.
Shares of beneficial interest $ 5,000,000
Qualified late year loss deferral (134,947)
Undistributed ordinary income 3,453
Unrealized appreciation (depreciation) of investments and foreign currencies 105,201
Net assets $ 4,973,707

15
6. Issuance and Redemption of Fund Shares
The Fund is an exchange-traded fund or ETF. Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer and investors may pay a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount).
The Fund will only issue or redeem shares aggregated into blocks of 25,000 shares or multiples thereof (“Creation Units”) to Authorized Participants who have entered into agreements with the
Fund's Distributor. An Authorized Participant is either (1) a “Participating Party,” (i.e., a broker-
dealer or other participant in the clearing process of the Continuous Net Settlement System of the
National Securities Clearing Corporation) (“Clearing Process”), or (2) a participant of Depository
Trust Company (“DTC Participant”), and, in each case, must have executed an agreement
(“Participation Agreement”) with the Distributor with respect to creations and redemptions of
Creation Units. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.
Shares are listed on the NYSE Arca, Inc. exchange and are publicly traded. If an investor buys or sells Fund shares on the secondary market, the investor will pay or receive the market price, which may be higher or lower than NAV. The investor's transaction will be priced at NAV if the investor purchases or redeems Fund shares in Creation Units.
Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Fund's Administrator to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including
Creation Units for cash. Additionally, a portion of the transaction fee is used to offset transactional costs typically accrued in the Fund's custody expenses directly related to the issuance and redemption of Creation Units. An additional variable fee may be charged for certain transactions.
Such fees would be included in the receivable for capital shares issued on the "Statement of assets and liabilities" if they are outstanding as of period-end. Transaction fees assessed during the period are included in the proceeds from shares issued on the "Statements of changes in net assets."
7. Certain Principal Risks of the Fund
Sustainability risk — Investing with a focus on companies that exhibit a commitment to sustainable practices may result in the Fund investing in certain types of companies, industries or sectors that the market may not favor. The securities of such companies may underperform the stock market as a whole and the criteria used to select companies for investment may result in the
Fund investing in securities that underperform securities of companies that do not exhibit such a commitment to sustainability.
Company size risk — The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Notes to financial statements
Macquarie Global Listed Infrastructure ETF
16
Infrastructure industry risk — Companies in the infrastructure industry may be subject to a variety of factors that could adversely affect their business or operations, including high interest costs in connection with capital construction programs, high degrees of leverage, costs associated with governmental, environmental and other regulations, the level of government spending on infrastructure projects, and other factors.
Foreign and emerging markets risk — The risk that international investing (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates;
inefficient markets and higher transaction costs; foreign economic conditions; the imposition of economic or trade sanctions; or inadequate or different regulatory and accounting standards.
The risk associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, there often is substantially less publicly available information about issuers and such information tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets may also be smaller, less liquid, and subject to greater price volatility.
Rule 144A securities — The Fund also may invest in securities that normally are purchased or resold pursuant to Rule 144A under the Securities Act of 1933 (Rule 144A securities). Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities. Rule 144A securities may be resold only to qualified institutional buyers, provided that certain other conditions for resale are met. To the extent privately placed securities held by a Fund qualify under Rule 144A and an institutional market develops for those securities, a Fund likely will be able to dispose of the securities without registering them under the
Securities Act of 1933.
ETF Structure Risks – The Fund is structured as an ETF and as a result is subject to special risks.
Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Trading in shares on the NYSE Arca, Inc. (the “Exchange”)
may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. An active trading market for the Fund’s shares may not be developed or maintained. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly particularly during times of market stress, with the result that investors may pay significantly more or significantly less for
Fund shares than the Fund’s NAV, which is reflected in the bid and ask price for Fund shares or in the closing price. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to NAV, the
7. Certain Principal Risks of the Fund (continued)

17
shareholder may sustain losses if the shares are sold at a price that is less than the price paid by the shareholder for the shares. When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Fund’s shares and the Fund’s NAV. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the
Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown.
However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.
9. Recent Accounting Pronouncements
In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09,
Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024.
Management expects that adoption of the guidance will not have a material impact on the Fund’s financial statements.
10. Subsequent Events
On April 21, 2025, Macquarie Group Limited, the parent company of DMC, together with certain of its affiliates, and Nomura Holding America Inc. (Nomura), announced that they had entered into an agreement for Nomura to acquire Macquarie Asset Management’s US and European public investments business. The transaction is subject to customary closing conditions, including the receipt of applicable regulatory approvals. Subject to such approvals and the satisfaction of these conditions, the transaction is expected to close by the end of October 2025. This is subject to change.
Management has determined that no other material events or transactions occurred subsequent to March 31, 2025, that would require recognition or disclosure in the Fund's financial statements.
7. Certain Principal Risks of the Fund (continued)

Report of independent registered public accounting firm
18
To the Board of Trustees of Macquarie ETF Trust and Shareholders of Macquarie Global Listed
Infrastructure ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Macquarie Global Listed Infrastructure ETF (one of the funds constituting
Macquarie ETF Trust, referred to hereafter as the “Fund”) as of March 31, 2025, the related statement of operations for the year ended March 31, 2025 and the statement of changes in net assets, including the related notes, and the financial highlights for the year ended March 31, 2025 and for the period November 28, 2023 (commencement of operations) through March 31, 2024,
(collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2025, the results of its operations for the year ended March 31, 2025, and the changes in its net assets and the financial highlights for the year ended March 31, 2025 and for the period November 28, 2023
(commencement of operations) through March 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audit of these financial statements in accordance with the standards of the
PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2025 by correspondence with the custodian, transfer agents and brokers; when replies were not received from brokers, we performed other auditing procedures.
We believe that our audit provides a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
May 30, 2025
We have served as the auditor of one or more Macquarie investment companies since 2010.

Other Fund information (Unaudited)
Macquarie Global Listed Infrastructure ETF
19
Tax Information
The information set forth below is for the Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of the Fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.
All disclosures are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For any and all items requiring reporting, it is the intention of the Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.
For the year ended March 31, 2025, the Fund reports distributions paid during the period as follows:
The Fund intends to pass through foreign tax credits in the maximum amount of $12,820. The gross foreign source income earned during the fiscal year ended March 31, 2025 by the Fund was
$146,693.
Changes in and Disagreements with Accountants for Open-End Management Investment
Companies
Not Applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not Applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment
Companies
Please refer to the disclosure within the financial statements.
Statement Regarding Basis of Approval for Investment Advisory Contract
Not Applicable.
(A) Ordinary Income Distributions (Tax Basis)
*
100.00%
(B) Qualified Dividends
1
16.62%
(A) is based on a percentage of the Fund's total distributions.
*
For the fiscal year ended March 31, 2025, certain dividends paid by the Fund may be subject to a maximum tax rate of 20%. The percentage of dividends paid by the Fund from ordinary income reported as qualified income is 69.60%.
Complete information will be computed and reported in conjunction with your 2025 Form 1099-DIV, as applicable.
(B) is based on the Fund's ordinary income distributions.
1
Qualified dividends represent dividends which qualify for the corporate dividends received deduction.

This page is not part of the Financial statements and other information.
AR-BILD-TRST-0525
(4449004)
Contact information
Shareholder assistance by phone
844 469-9911, weekdays from 9:00am to
5:00pm ET
Regular mail
Macquarie ETF Trust
c/o Foreside Financial Services
Three Canal Plaza, Suite 100
Portland, ME 04101
Macquarie Asset Management • 610 Market Street • Philadelphia, PA 19106-2354
Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and multi-asset solutions.
The Fund is distributed by  Foreside Financial Services LLC.
Other than Macquarie Bank Limited ABN 46 008 583 542 ("Macquarie Bank"), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act
1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.
The Fund is governed by US laws and regulations.

Macquarie Energy Transition ETF
Financial statements and other information
For the year ended March 31, 2025

Schedule of investments 1
Statement of assets and liabilities 4
Statement of operations 5
Statements of changes in net assets 6
Financial highlights 7
Notes to financial statements 8
Report of independent registered public accounting firm 19
Other Fund information 20
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s
Form N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i)
upon request, by calling 844 469-9911; and (ii) on the SEC’s website at sec.gov.
In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at
macquarie.com/mam/etf-literature.
Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the
Fund’s website at macquarie.com/mam/etf-literature; and (ii) on the SEC’s website at sec.gov.

Schedule of investments
Macquarie Energy Transition ETF
1
March 31, 2025
Number of
shares Value (US $)
Common Stocks — 99 .59%
Agricultural Products - 2 .15%
Darling Ingredients, Inc.
†
4,423 $ 138,175
138,175
Aluminum - 3 .80%
Alcoa Corp. 8,019 244,580
244,580
Coal & Consumable Fuels - 2 .48%
Cameco Corp. 3,365 138,504
Centrus Energy Corp., Class A
†
334 20,778
159,282
Commodity Chemicals - 0 .94%
Methanex Corp. 1,731 60,741
60,741
Construction & Engineering - 2 .90%
Arcosa, Inc. 2,418 186,476
186,476
Copper - 3 .71%
ERO Copper Corp.
†
19,683 238,404
238,404
Diversified Metals & Mining - 11 .95%
Anglo American plc 5,646 156,439
Foran Mining Corp.
†
14,268 36,090
Hudbay Minerals, Inc. 37,806 286,622
Lifezone Metals Ltd.
†
3,509 14,668
MP Materials Corp.
†
10,015 244,466
NGEx Minerals Ltd.
†
3,400 30,833
769,118
Electric Utilities - 0 .53%
Constellation Energy Corp. 169 34,075
34,075
Electrical Components & Equipment - 4 .94%
Generac Holdings, Inc.
†
1,675 212,139
Nexans SA 1,084 105,960
318,099
Fertilizers & Agricultural Chemicals - 4 .86%
CF Industries Holdings, Inc. 4,001 312,679
312,679
Gold - 5 .44%
Coeur Mining, Inc.
†
10,527 62,320
Wheaton Precious Metals Corp. 3,704 287,541
349,861

Schedule of investments
Macquarie Energy Transition ETF
2
Number of
shares Value (US $)
Common Stocks (continued)
Heavy Electrical Equipment - 1 .15%
GE Vernova, Inc. 242 $ 73,878
73,878
Independent Power Producers & Energy Traders - 0 .97%
Vistra Corp. 533 62,596
62,596
Integrated Oil & Gas - 5 .21%
Shell plc ADR 4,577 335,403
335,403
Oil & Gas Equipment & Services - 4 .56%
Baker Hughes Co., Class A 3,421 150,353
Schlumberger NV 3,423 143,081
293,434
Oil & Gas Exploration & Production - 23 .79%
ARC Resources Ltd. 14,804 297,613
Chord Energy Corp. 740 83,413
ConocoPhillips 1,976 207,519
EOG Resources, Inc. 1,590 203,902
EQT Corp. 3,640 194,485
Expand Energy Corp. 2,595 288,875
Permian Resources Corp., Class A 6,067 84,028
Tourmaline Oil Corp. 3,536 170,528
1,530,363
Oil & Gas Refining & Marketing - 8 .79%
HF Sinclair Corp. 3,899 128,199
Marathon Petroleum Corp. 1,090 158,802
Valero Energy Corp. 2,111 278,800
565,801
Renewable Electricity - 0 .77%
Spruce Power Holding Corp.
†
20,448 49,280
49,280
Semiconductors - 4 .59%
First Solar, Inc.
†
2,338 295,593
295,593
Steel - 6 .06%
Metallus, Inc.
†
9,577 127,949
Steel Dynamics, Inc. 2,096 262,167
390,116
Total Common Stocks (cost $6,262,154) 6,407,954

3
See accompanying notes, which are an integral part of the financial statements.
Number of
shares Value (US $)
Short-Term Investments — 0 .38%
Money Market Mutual Funds - 0 .38%
JPMorgan U.S. Government Money Market
Fund — Class Morgan (seven-day
effective yield 3.86%) 24,183 $ 24,183
Total Short-Term Investments (Cost $24,183) 24,183
Total Value of Securities — 99.97%
        (cost $6,286,337) 6,432,137
Receivables and Other Assets Net of Liabilities — 0.03% 1,791
Net Assets Applicable to 254,000 Shares Outstanding — 100.00% $ 6,433,928
†
Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt

Statement of assets and liabilities
Macquarie Energy Transition ETF
4
March 31, 2025
See accompanying notes, which are an integral part of the financial statements.
Assets:
Investments at value* $ 6,432,137
Foreign currency, at value** 2
Receivable for securities sold 460
Dividends receivable 5,090
Foreign tax reclaims receivable 562
Total Assets 6,438,251
Liabilities:
Management fees payable to affiliates 4,323
Total Liabilities 4,323
Total Net Assets $ 6,433,928
Net Assets Consist of:
Paid-in-capital $ 6,574,543
Total distributable earnings (loss) (140,615)
Total Net Assets $ 6,433,928
Shares outstanding (unlimited amount authorized, no par value) 254,000
Net asset value per share $ 25.33
*Investments, at cost $ 6,286,337
**Foreign currency, at cost 2

Statement of operations
Macquarie Energy Transition ETF
Year ended March 31, 2025
5
See accompanying notes, which are an integral part of the financial statements.
Investment Income:
Dividends $ 114,637
Foreign tax withheld (3,243)
111,394
Expenses:
Management fees 53,207
Total operating expenses 53,207
Net Investment Income (Loss) 58,187
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments (278,746)
Foreign currencies (37)
Net realized gain (loss) (278,783)
Net change in unrealized appreciation (depreciation) on:
Investments (339,985)
Foreign currencies (6)
Net change in unrealized appreciation (depreciation) (339,991)
Net Realized and Unrealized Gain (Loss) (618,774)
Net Increase (Decrease) in Net Assets Resulting from Operations $ (560,587)

Statements of changes in net assets
Macquarie Energy Transition ETF
6
*Date of commencement of operations.
See accompanying notes, which are an integral part of the financial statements.
Year ended
March 31, 2025
For the period
November 28, 2023
*
to
March 31, 2024
Increase (Decrease) in Net Assets from
Operations:
Net investment income (loss) $ 58,187 $ 12,438
Net realized gain (loss) (278,783) (7,905)
Net change in unrealized appreciation
(depreciation) (339,991) 485,785
Net increase (decrease) in net assets
resulting from operations (560,587) 490,318
Dividends and Distributions to Shareholders
from:
Distributable earnings (61,846) (8,500)
(61,846) (8,500)
Capital Share Transactions:
1
Proceeds from shares sold 1,474,543 5,100,000
Increase in net assets derived from capital
share transactions 1,474,543 5,100,000
Net Increase (Decrease) in Net Assets 852,110 5,581,818
Net Assets:
Beginning of year/period 5,581,818 –
End of year $ 6,433,928 $ 5,581,818
Capital Share Transactions:
Beginning of year/period 204,000 –
Shares sold – 4,000
Shares subscribed in-kind 50,000 200,000
Shares outstanding, end of year 254,000 204,000
1
Capital share transactions may include transaction fees associated with Creation and
Redemption transactions which occurred during the period. See Note 6 in "Notes to financial statements."

Financial highlights
Macquarie Energy Transition ETF
7
See accompanying notes, which are an integral part of the financial statements.
Selected data for each share of the Fund outstanding throughout each period were as follows:
Year ended
March 31, 2025
For the period
November 28, 2023
1
to
March 31, 2024
Net asset value, beginning of period ...... $ 27 .36 $ 25 .00
Income (loss) from investment operations: — —
Net investment income
2
................. 0 .24 0 .06
Net realized and unrealized gain (loss) ...... ( 2 .02 ) 2 .34
Total from investment operations .......... (1.78) 2.40
Less dividends and distributions from: — —
Net investment income ................. ( 0 .25 ) ( 0 .04 )
Total dividends and distrib u tions ........... (0.25) (0.04)
Net asset value, end of period ........... $ 25.33 $ 27.36
Total return
3
......................... (6.57%) 9.61%
Ratios and supplemental data: $6,434 $5,582
Net assets, end of period (000 omitted) ...... $ 6,434 $ 5,582
Ratio of expenses to average net assets
4
.... 0.79% 0.79%
Ratio of net investment income to average net
assets ............................. 0.86% 0.69%
Portfolio turnover
5
...................... 55% 15%
1
Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
2
Calculated using average shares outstanding.
3
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
4
Expense ratios do not include expenses of any investment companies in which the Fund invests.
5
Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the Fund’s capital shares.

Notes to financial statements
Macquarie Energy Transition ETF
8
March 31, 2025
Macquarie ETF Trust (Trust) is organized as a Delaware statutory trust effective
February 22, 2023 and is an open-end management investment company registered with the U.S.
Securities and Exchange Commission. As of the date of this report, the Trust offers six series.
These financial statements and the related notes pertain to Macquarie Energy Transition ETF (the
Fund). The Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act).
1. Significant Accounting Policies
The Fund follows accounting and reporting guidance under Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment
Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.
Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC
(Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New
York Stock Exchange (NYSE) on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value (NAV). Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a- 5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated Delaware Management Company
(DMC or the Manager) as the valuation designee (Valuation Designee) for the Fund to perform the fair value determination relating to all applicable Fund investments. DMC has established a
Pricing Committee to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board's oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. If a foreign (non-US) equity security's value has materially changed after the close of the security's primary exchange or principal market but before the close of the NYSE, the security may be valued at fair value. With respect to foreign
(non-US) equity securities, the Fund may determine the fair value of investments based on information provided by pricing vendors, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or

9
securities indexes) that occur after the close of the relevant market and before the close of the
NYSE. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-
likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current period. Management has analyzed the Fund’s tax positions taken or expected to be taken on the
Fund’s federal income tax returns through the year ended March 31, 2025 and for the open tax year ended March 31, 2024, and has concluded that no provision for federal income tax is required in the Fund’s financial statements.  If applicable, the Fund recognizes interest and tax penalties on unrecognized tax benefits in “interest and tax penalties” on the “Statement of operations.”  During the year ended March 31, 2025, the Fund did not incur any interest or tax penalties.
Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. These realized gains and losses are included on the “Statement of operations” under “Net realized gain (loss) on investments.”  The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
In-kind Redemptions  — For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets NAV per share.
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at
1. Significant Accounting Policies (continued)

Notes to financial statements
Macquarie Energy Transition ETF
10
the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other — Security transactions are recorded on the date the securities are purchased or sold
(trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates. The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The "Statement of operations" includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes. Income and capital gain distributions from any investment companies (Underlying Funds)
in which the Fund invests are recorded on the ex-dividend date. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gain on investments, if any, at least annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting  — In November 2023, FASB issued Accounting Standards Update 2023-
07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment's profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole thereby enabling better understanding of how an entity's segments impact overall performance. DMC, the Fund's investment adviser, acts as the Fund's chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment since the Fund has a single investment strategy disclosed in the prospectus against which the CODM assesses performance. When assessing segment performance and making decisions about segment resources, the CODM relies on the Fund's portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the Fund's financial statements. Adoption of the new standard impacted the Fund's financial statements note disclosures only, and did not affect the Fund's financial position or the results of its operations.
1. Significant Accounting Policies (continued)

11
2. Investment Management, Administration Agreements, and Other Transactions with
Affiliates
In accordance with the terms of its investment management agreement, the Fund pays DMC, a series of Macquarie Investment Management Business Trust (MIMBT) and the investment manager, an annual unitary management fee which is calculated daily and paid monthly at the rate of 0.79% on the Fund's average daily net assets.
From the unitary management fee, DMC pays most of the expenses of the Fund, including the cost of sub-advisory fees to any investment sub-adviser, if any, transfer agency, custody, fund administration, legal, audit and other services. However, under the investment management agreement, DMC is not responsible for (i) interest expenses; (ii) taxes (including, but not limited to, income, excise, transfer and withholding taxes); (iii) expenses of a Fund incurred with respect to the acquisition and disposition of portfolio securities, instruments or other investments and the execution of portfolio transactions, including brokerage commissions; (iv) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the 1940 Act, including distribution fees; (v) litigation expenses; (vi) the investment advisory fee payable to the Manager; (vii) non-routine or extraordinary expenses (including, without limitation, the expense associated with proxy solicitations and fund reorganizations); and (viii) acquired fund fees and expenses.
DMC entered into a sub-advisory agreement on behalf of the Fund with Macquarie Investment
Management Global Limited, which is an affiliate of DMC (Affiliated Sub-Advisor). Although the
Manager has principal responsibility for the Manager’s portion of the Fund, the Manager may permit the Affiliated Sub-Advisor to execute Fund security trades on behalf of the Manager.
Pursuant to the terms of the sub-advisory agreement, the investment sub-advisory fee is paid by
DMC to the Affiliated Sub-Advisor based on the extent to which the Affiliated Sub-Advisor provides services to the Fund.
At March 31, 2025, Macquarie Management Holdings, Inc. directly owned 76.38% of the Fund.
In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of any Underlying Funds, in which it invests.
The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any
Underlying Funds at different times.
MIMBT, of which DMC is a series, entered into a settlement agreement on September 19, 2024 with the US Securities and Exchange Commission (SEC) consenting to an order (Settlement
Order) relating to a legacy investment strategy, the Absolute Return Mortgage-Backed Securities
Strategy (ARMBS Strategy). MIMBT no longer offers the ARMBS Strategy. MIMBT agreed to the
Settlement Order without admitting or denying the SEC’s findings. The Settlement Order does not impact MIMBT’s ability to continue to provide services to the Fund.

Notes to financial statements
Macquarie Energy Transition ETF
12
3. Investments
For the year ended March 31, 2025 , the Fund made purchases and sales of investment securities other than short-term investments and US government securities as follows:
For the year ended March 31, 2025, in-kind transactions, which are not included in the table above, associated with purchase or redemption of Creation Units were as follows:
The tax cost of investments includes adjustments to net unrealized appreciation (depreciation)
which may not necessarily be the final tax cost basis adjustments but which approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. At
March 31, 2025 , the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for the Fund were as follows:
US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability.
Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level  1 — Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Purchases $ 3,667,065
Sales 3,675,574
Purchases $ 1,467,414
Sales —
Cost of investments $ 6,303,101
Aggregate unrealized appreciation of investments $ 564,405
Aggregate unrealized depreciation of investments (435,369)
Net unrealized appreciation of investments $ 129,036

13
Level  2 — Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level  3 — Significant unobservable inputs, including the Fund's own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry.
The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2025 :
During the year ended March 31, 2025 , there were no transfers into or out of Level 3 investments.
The Fund's policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.
A reconciliation of Level 3 investments is presented when the Fund has a significant amount of
Level 3 investments at the beginning or end of the period in relation to the Fund's net assets. As of
March 31, 2025 , there were no Level 3 investments.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are
Level 1 Level 2 Level 3 Total
Securities
Assets:
Common Stocks $ 6,407,954 $ – $ – $ 6,407,954
Short-Term Investments 24,183 – – 24,183
Total Value of Securities $ 6,432,137 $ – $ – $ 6,432,137
3. Investments (continued)

Notes to financial statements
Macquarie Energy Transition ETF
14
treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the year ended March 31, 2025 and period ended March 31, 2024 were as follows:
5. Components of Net Assets on a Tax Basis
As of March 31, 2025, the components of net assets on a tax basis were as follows:
Differences between components of net assets unrealized and tax cost unrealized may arise due to unrealized appreciation/depreciation on foreign currencies.
The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and investments in passive foreign investment companies.
For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Results of operations and net assets were not affected by these reclassifications. For the year ended March 31, 2025 , the Fund had no reclassifications.
For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At March 31, 2025 , the Fund had capital loss carryforwards available to offset future realized capital gains as follows:
Year ended
3/31/25
11/28/23
*
to 3/31/24
Ordinary income $ 61,846 $ 8,500
* Date of commencement of operations.
Shares of beneficial interest $ 6,574,543
Capital loss carryforwards (284,423)
Undistributed ordinary income 14,778
Unrealized appreciation (depreciation) of investments and foreign currencies 129,030
Net assets $ 6,433,928
Loss carryforward character
Short-term Long-term Total
$284,423 $— $284,423
4. Dividend and Distribution Information  (continued)

15
6. Issuance and Redemption of Fund Shares
The Fund is an exchange-traded fund or ETF. Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer and investors may pay a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount).
The Fund will only issue or redeem shares aggregated into blocks of 25,000 shares or multiples thereof (“Creation Units”) to Authorized Participants who have entered into agreements with the
Fund's Distributor. An Authorized Participant is either (1) a “Participating Party,” (i.e., a broker-
dealer or other participant in the clearing process of the Continuous Net Settlement System of the
National Securities Clearing Corporation) (“Clearing Process”), or (2) a participant of Depository
Trust Company (“DTC Participant”), and, in each case, must have executed an agreement
(“Participation Agreement”) with the Distributor with respect to creations and redemptions of
Creation Units. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.
Shares are listed on the NYSE Arca, Inc. exchange and are publicly traded. If an investor buys or sells Fund shares on the secondary market, the investor will pay or receive the market price, which may be higher or lower than NAV. The investor's transaction will be priced at NAV if the investor purchases or redeems Fund shares in Creation Units.
Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Fund's Administrator to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including
Creation Units for cash. Additionally, a portion of the transaction fee is used to offset transactional costs typically accrued in the Fund's custody expenses directly related to the issuance and redemption of Creation Units. An additional variable fee may be charged for certain transactions.
Such fees would be included in the receivable for capital shares issued on the "Statement of assets and liabilities" if they are outstanding as of period-end. Transaction fees assessed during the period are included in the proceeds from shares issued on the "Statements of changes in net assets."
7. Certain Principal Risks of the Fund
Sustainability risk — Investing with a focus on companies that exhibit a commitment to sustainable practices may result in the Fund investing in certain types of companies, industries or sectors that the market may not favor. The securities of such companies may underperform the stock market as a whole and the criteria used to select companies for investment may result in the
Fund investing in securities that underperform securities of companies that do not exhibit such a commitment to sustainability.
Energy sector risk — Companies engaged in the transportation, storage, processing, refining, marketing, exploration, production, and mining of minerals and natural resources are subject to many risks that can negatively impact the revenues and viability of companies in this sector.

Notes to financial statements
Macquarie Energy Transition ETF
16
These risks include, but are not limited to, commodity price volatility risk, supply and demand risk, reserve and depletion risk, operations risk, regulatory risk, environmental risk, terrorism risk and the risk of natural disasters. For example, the price of energy securities may fluctuate due to real and perceived inflationary trends and the (often rapid) changes in supply of, or demand for, various natural resources; both domestic and international political and economic developments;
the cost required to comply with environmental safety regulations; changes in methods for conserving energy; environmental incidents; and the uncertain success rates for exploration projects.
Materials sector risk — Companies engaged in the production and distribution of materials may be adversely affected by changes in world events, political and economic conditions, energy conservation, environmental policies, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations.
Industrial sector risk — The value of securities issued by companies in the industrial sector may be adversely affected by supply and demand changes related to their specific products or services and industrial sector products in general. The products of manufacturing companies may face obsolescence due to rapid technological developments and frequent new product introduction.
Global events, trade disputes and changes in government regulations, economic conditions and exchange rates may adversely affect the performance of companies in the industrial sector.
Companies in this sector may be adversely affected by product liability claims. The sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors.
Renewable energy sector risk — Securities of companies in the renewable energy sector are subject to swift price and supply fluctuations caused by events relating to international events, taxes and other governmental regulatory policies. Weak demand for renewable energy products and services in general may adversely affect companies in this sector. Obsolescence of existing technology, short product cycles, falling prices, competition from new market entrants and general economic conditions can significantly affect the renewable energy sector.
Utilities sector risk — Companies in the utilities sector are subject to certain risks, including risks associated with government regulation, interest rate changes, financing difficulties, supply and demand for services or products, intense competition, natural resource conservation and commodity price fluctuations.
ETF Structure Risks – The Fund is structured as an ETF and as a result is subject to special risks.
Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Trading in shares on the NYSE Arca, Inc. (the “Exchange”)
may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. An active trading market for the Fund’s shares may not be developed or maintained. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as
7. Certain Principal Risks of the Fund (continued)

17
authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly particularly during times of market stress, with the result that investors may pay significantly more or significantly less for
Fund shares than the Fund’s NAV, which is reflected in the bid and ask price for Fund shares or in the closing price. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to NAV, the shareholder may sustain losses if the shares are sold at a price that is less than the price paid by the shareholder for the shares. When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Fund’s shares and the Fund’s NAV. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the
Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.
Risk is increased in a concentrated portfolio since it holds a limited number of securities with each investment having a greater effect on the overall performance.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown.
However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.
9. Recent Accounting Pronouncements
In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09,
Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024.
Management expects that adoption of the guidance will not have a material impact on the Fund’s financial statements.
7. Certain Principal Risks of the Fund (continued)

Notes to financial statements
Macquarie Energy Transition ETF
18
10. Subsequent Events
On April 21, 2025, Macquarie Group Limited, the parent company of DMC, together with certain of its affiliates, and Nomura Holding America Inc. (Nomura), announced that they had entered into an agreement for Nomura to acquire Macquarie Asset Management’s US and European public investments business. The transaction is subject to customary closing conditions, including the receipt of applicable regulatory approvals. Subject to such approvals and the satisfaction of these conditions, the transaction is expected to close by the end of October 2025. This is subject to change.
Management has determined that no other material events or transactions occurred subsequent to March 31, 2025, that would require recognition or disclosure in the Fund's financial statements.

Report of independent registered public accounting firm
19
To the Board of Trustees of Macquarie ETF Trust and Shareholders of Macquarie Energy
Transition ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Macquarie Energy Transition ETF (one of the funds constituting Macquarie
ETF Trust, referred to hereafter as the “Fund”) as of March 31, 2025, the related statement of operations for the year ended March 31, 2025 and the statement of changes in net assets, including the related notes, and the financial highlights for the year ended March 31, 2025 and for the period November 28, 2023 (commencement of operations) through March 31,
2024,(collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2025, the results of its operations for the year ended March 31, 2025, and the changes in its net assets, and the financial highlights for the year ended March 31, 2025 and for the period November 28, 2023
(commencement of operations) through March 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audit of these financial statements in accordance with the standards of the
PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2025 by correspondence with the custodian and transfer agents.
We believe that our audit provides a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
May 30, 2025
We have served as the auditor of one or more Macquarie investment companies since 2010.

Other Fund information
Macquarie Energy Transition ETF
20
Tax Information
The information set forth below is for the Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of the Fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.
All disclosures are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For any and all items requiring reporting, it is the intention of the Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.
For the year ended March 31, 2025, the Fund reports distributions paid during the period as follows:
Changes in and Disagreements with Accountants for Open-End Management Investment
Companies
Not Applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not Applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment
Companies
Please refer to the disclosure within the financial statements.
Statement Regarding Basis of Approval for Investment Advisory Contract
Not Applicable.
(A) Ordinary Income Distributions (Tax Basis) 100.00%
(B) Qualified Dividends
1
99.29%
(A) is based on a percentage of the Fund's total distributions.
(B) is based on the Fund's ordinary income distributions.
1
Qualified dividends represent dividends which qualify for the corporate dividends received deduction.

This page is not part of the Financial statements and other information.
AR-PWER-TRST-0525
(4444710)
Contact information
Shareholder assistance by phone
844 469-9911, weekdays from 9:00am to
5:00pm ET
Regular mail
Macquarie ETF Trust
c/o Foreside Financial Services
Three Canal Plaza, Suite 100
Portland, ME 04101
Macquarie Asset Management • 610 Market Street • Philadelphia, PA 19106-2354
Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and multi-asset solutions.
The Fund is distributed by  Foreside Financial Services LLC.
Other than Macquarie Bank Limited ABN 46 008 583 542 ("Macquarie Bank"), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act
1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.
The Fund is governed by US laws and regulations.

Macquarie Tax-Free USA Short Term ETF
Financial statements and other information
For the year ended March 31, 2025

Schedule of investments 1
Statement of assets and liabilities 6
Statement of operations 7
Statements of changes in net assets 8
Financial highlights 9
Notes to financial statements 10
Report of independent registered public accounting firm 19
Other Fund information 20
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s
Form N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i)
upon request, by calling 844 469-9911; and (ii) on the SEC’s website at sec.gov.
In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at
macquarie.com/mam/etf-literature.
Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the
Fund’s website at macquarie.com/mam/etf-literature; and (ii) on the SEC’s website at sec.gov.

Schedule of investments
Macquarie Tax-Free USA Short Term ETF

March 31, 2025
Principal
amount
°
Value (US $)
Municipal Bonds   — 99 .86%
Education Revenue Bonds - 11 .31%
Arizona Industrial Development Authority
(Equitable School Revolving Fund LLC
Obligated Group)
Series 2022A 5.00% 11/1/28 160,000 $ 169,793
Colorado Educational & Cultural Facilities
Authority
(Science Technology Engineering & Math
High School)
Series 2014 4.50% 11/1/29 200,000 199,998
Maricopa County Industrial Development
Authority
(Arizona Autism Charter Schools
Obligated Group)
Series 2020A 144A 4.00% 7/1/30
#
100,000 98,624
Pennsylvania Higher Educational Facilities
Authority
(Trustees of the University of
Pennsylvania (The))
Series 2016A 5.00% 8/15/27 140,000 143,379
Pennsylvania State University (The)
Series B 5.00% 9/1/25 100,000 100,924
712,718
Electric Revenue Bonds - 9 .14%
City of Chaska
(Electric)
Series 2015A 5.00% 10/1/28 155,000 156,573
Housing & Redevelopment Authority of The
City of St Paul Minnesota
(District Energy St Paul Obligated Group)
Series 2017A 4.00% 10/1/30 250,000 254,199
Main Street Natural Gas, Inc.
Series 2022B 5.00% 12/1/52
•
60,000 62,341
Utility Debt Securitization Authority
Series 2016A 5.00% 6/15/28 100,000 102,842
575,955
Healthcare Revenue Bonds - 24 .54%
Augusta Development Authority
(WellStar Health System Obligated Group)
Series 2018 5.00% 7/1/28 135,000 141,622

Schedule of investments
Macquarie Tax-Free USA Short Term ETF

Principal
amount
°
Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Board of Regents of the University of Texas
System
Series 2025A 5.00% 8/15/30 100,000 $ 110,189
California Municipal Finance Authority
(Eisenhower Medical Center)
Series 2017A 5.00% 7/1/29 90,000 92,658
Colorado Health Facilities Authority
(Valley View Hospital Association)
Series 2015 5.00% 5/15/28 250,000 250,484
(Valley View Hospital Association)
Series 2017A 5.00% 5/15/27 150,000 156,135
(CommonSpirit Health Obligated Group)
Series 2019A-1 5.00% 8/1/29 110,000 117,881
Cumberland County Municipal Authority
(Penn State Health Obligated Group)
Series 2019 5.00% 11/1/27 220,000 229,135
Metropolitan Government Nashville & Davidson
County Health & Educational Facilities
Board
(Vanderbilt University Medical Center
Obligated Group)
Series 2016A 5.00% 7/1/29 165,000 167,883
New Hampshire Business Finance Authority
(Springpoint Senior Living Obligated
Group)
Series 2021 4.00% 1/1/28 175,000 174,287
Washington Health Care Facilities Authority
(CommonSpirit Health Obligated Group)
Series 2019A-2 5.00% 8/1/28 100,000 105,909
1,546,183
Housing Revenue Bonds - 2 .72%
Montgomery County Higher Education and
Health Authority
(Thomas Jefferson University Obligated
Group)
Series 2019 5.00% 9/1/29 160,000 171,293
171,293

Principal
amount
°
Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue Bonds - 3 .67%
Lower Alabama Gas District (The)
Series 2016A 5.00% 9/1/29 125,000 $ 130,938
Mississippi Business Finance Corp.
(Chevron USA, Inc.)
Series 2009F 3.80% 12/1/30
•
100,000 100,000
230,938
Leasing Revenue Bonds - 5 .69%
Minneapolis Special School District No. 1
Series 2020A 5.00% 4/1/25 200,000 200,012
New Jersey Transportation Trust Fund
Authority
(State of New Jersey)
Series 2019BB 5.00% 6/15/30 150,000 158,742
358,754
Local General Obligation Revenue Bonds - 2 .15%
City of Detroit
Series 2018 5.00% 4/1/29 130,000 135,462
135,462
Special Tax Revenue Bonds - 5 .66%
Central Puget Sound Regional Transit Authority
(Sales & Rental Car Taxes)
Series 2015S-1 5.00% 11/1/25 100,000 101,324
Oregon State Lottery
Series 2015E 5.00% 4/1/27 255,000 255,272
356,596
State General Obligation Revenue Bonds - 10 .55%
District of Columbia
Series 2019A 5.00% 10/15/25 195,000 197,351
State of Connecticut
Series 2018E 5.00% 9/15/28 150,000 160,548
State of New Jersey
Series 2020A 5.00% 6/1/29 75,000 81,127
State of Texas
Series 2018 5.00% 8/1/26 (AMT) 220,000 225,475
664,501
Transportation Revenue Bonds - 13 .57%
City & County of Denver
(Airport System)
Series 2022D 5.25% 11/15/26 (AMT) 140,000 144,310

Schedule of investments
Macquarie Tax-Free USA Short Term ETF
4
Principal
amount
°
Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
City of Los Angeles Department of Airports
Series 2025A 5.00% 5/15/30 (AMT) 150,000 $ 159,095
Series A 5.00% 5/15/28 (AMT) 135,000 135,247
New York Transportation Development Corp.
(Delta Air Lines, Inc.)
Series 2018 5.00% 1/1/28 (AMT) 60,000 61,897
Port Authority of New York & New Jersey
Series 246 5.00% 9/1/30 185,000 197,652
Triborough Bridge & Tunnel Authority
Series 2021A 5.00% 11/1/25 155,000 157,098
855,299
Water & Sewer Revenue Bonds - 10 .86%
City of Chicago
(Waterworks)
Series 2004 5.00% 11/1/26 235,000 242,200
New York City Municipal Water Finance
Authority
(New York City Water & Sewer System)
Series 2022, Sub-Series BB-2 5.00%
6/15/27 245,000 248,642
Pittsburgh Water & Sewer Authority
Series 2017A 5.00% 9/1/29 (AGM) 185,000 193,452
684,294
Total Municipal Bonds (cost $6,264,334) 6,291,993
Total Value of Securities — 99.86%
        (cost $6,264,334) 6,291,993
Receivables and Other Assets Net of Liabilities — 0.14% 9,035
Net Assets Applicable to 250,000 Shares Outstanding — 100.00% $ 6,301,028
°
Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

5
See accompanying notes, which are an integral part of the financial statements.
•
Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at
March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e.
SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
#
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
At March 31, 2025, the aggregate value of Rule 144A securities was $98,624, which represents
1.57% of the Fund's net assets. See Note 7 in “Notes to financial statements."
Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month

Statement of assets and liabilities
Macquarie Tax-Free USA Short Term ETF
6
March 31, 2025
w
See accompanying notes, which are an integral part of the financial statements.
Assets:
Investments at value* $ 6,291,993
Cash 95,657
Interest receivable 89,459
Total Assets 6,477,109
Liabilities:
Payable for securities purchased 158,292
Distribution payable to shareholders 16,232
Management fees payable to affiliates 1,557
Total Liabilities 176,081
Total Net Assets $ 6,301,028
Net Assets Consist of:
Paid-in-capital $ 6,272,293
Total distributable earnings (loss) 28,735
Total Net Assets $ 6,301,028
Shares outstanding (unlimited amount authorized, no par value) 250,000
Net asset value per share $ 25.20
*Investments, at cost $ 6,264,334

Statement of operations
Macquarie Tax-Free USA Short Term ETF
Year ended March 31, 2025
7
See accompanying notes, which are an integral part of the financial statements.
Investment Income:
Interest $ 191,391
191,391
Expenses:
Management fees 15,957
Total operating expenses 15,957
Net Investment Income (Loss) 175,434
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments 1,043
Net change in unrealized appreciation (depreciation) on investments 8,635
Net Realized and Unrealized Gain (Loss) 9,678
Net Increase (Decrease) in Net Assets Resulting from Operations $ 185,112

Statements of changes in net assets
Macquarie Tax-Free USA Short Term ETF
8
*Date of commencement of operations.
See accompanying notes, which are an integral part of the financial statements.
Year ended
March 31, 2025
For the period
November 28, 2023
*
to
March 31, 2024
Increase (Decrease) in Net Assets from
Operations:
Net investment income (loss) $ 175,434 $ 52,164
Net realized gain (loss) 1,043 –
Net change in unrealized appreciation
(depreciation) 8,635 19,024
Net increase (decrease) in net assets
resulting from operations 185,112 71,188
Dividends and Distributions to Shareholders
from:
Distributable earnings (175,401) (52,164)
(175,401) (52,164)
Capital Share Transactions:
1
Proceeds from shares sold 1,264,793 5,007,500
Increase in net assets derived from capital
share transactions 1,264,793 5,007,500
Net Increase (Decrease) in Net Assets 1,274,504 5,026,524
Net Assets:
Beginning of year/period 5,026,524 –
End of year $ 6,301,028 $ 5,026,524
Capital Share Transactions:
Beginning of year/period 200,000 –
Shares subscribed in-kind 50,000 200,000
Shares outstanding, end of year 250,000 200,000
1
Capital share transactions may include transaction fees associated with Creation and
Redemption transactions which occurred during the period. See Note 6 in "Notes to financial statements."

Financial highlights
Macquarie Tax-Free USA Short Term ETF
9
See accompanying notes, which are an integral part of the financial statements.
Selected data for each share of the Fund outstanding throughout each period were as follows:
Year ended
March 31, 2025
For the period
November 28, 2023
1
to
March 31, 2024
Net asset value, beginning of period ...... $ 25 .13 $ 25 .00
Income (loss) from investment operations: — —
Net investment income
2
................. 0 .80 0 .26
Net realized and unrealized gain ........... 0 .07 0 .13
Total from investment operations .......... 0.87 0.39
Less dividends and distributions from: — —
Net investment income ................. ( 0 .80 ) ( 0 .26 )
Total dividends and distrib u tions ........... (0.80) (0.26)
Net asset value, end of period ........... $ 25.20 $ 25.13
Total return
3
......................... 3.50% 1.56%
Ratios and supplemental data: $6,301 $5,027
Net assets, end of period (000 omitted) ...... $ 6,301 $ 5,027
Ratio of expenses to average net assets ..... 0.29% 0.29%
Ratio of net investment income to average net
assets ............................. 3.19% 3.02%
Portfolio turnover
4
...................... 43% 9%
1
Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
2
Calculated using average shares outstanding.
3
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the Fund’s capital shares.

Notes to financial statements
Macquarie Tax-Free USA Short Term ETF
10
March 31, 2025
Macquarie ETF Trust (Trust) is organized as a Delaware statutory trust effective
February 22, 2023 and is an open-end management investment company registered with the U.S.
Securities and Exchange Commission. As of the date of this report, the Trust offers six series.
These financial statements and the related notes pertain to Macquarie Tax-Free USA Short Term
ETF (the Fund). The Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act).
1. Significant Accounting Policies
The Fund follows accounting and reporting guidance under Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment
Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.
Security Valuation — Fixed income securities are generally priced based upon valuations provided by an independent pricing service or broker in accordance with methodologies included within Delaware Management Company (DMC or the Manager)'s Pricing Policy (the Policy). Fixed
income security valuations are then reviewed by DMC as part of its duties as the Fund's valuation designee (Valuation Designee) and, to the extent required by the Policy and applicable regulation, fair valued consistent with the Policy. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the
1940 Act (Rule 2a-5).  As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  Pursuant to Rule 2a-5, the Board of
Trustees (Board) has designated DMC as the Valuation Designee for the Fund to perform the fair value determination relating to all applicable Fund investments. DMC has established a Pricing
Committee to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the
Board and subject to the Board's oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the New York
Stock Exchange. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite

11
distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-
likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current period. Management has analyzed the Fund’s tax positions taken or expected to be taken on the
Fund’s federal income tax returns through the year ended March 31, 2025 and for the open tax year ended March 31, 2024, and has concluded that no provision for federal income tax is required in the Fund’s financial statements.  If applicable, the Fund recognizes interest and tax penalties on unrecognized tax benefits in "interest and tax penalties" on the "Statement of operations."  During the year ended March 31, 2025, the Fund did not incur any interest or tax penalties.
In-kind Redemptions  — For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets NAV per share.
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other — Security transactions are recorded on the date the securities are purchased or sold
(trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on an accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. The Fund declares and pays dividends from net investment income monthly and distributions from net realized gain on investments, if any, at least annually. The Fund may distribute more frequently, if necessary for tax purposes.
Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting  — In November 2023, FASB issued Accounting Standards Update 2023-
07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment's profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole thereby enabling better understanding of how an entity's segments impact overall performance. DMC, the Fund's investment adviser,
1. Significant Accounting Policies (continued)

Notes to financial statements
Macquarie Tax-Free USA Short Term ETF
12
acts as the Fund's chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment since the Fund has a single investment strategy disclosed in the prospectus against which the CODM assesses performance. When assessing segment performance and making decisions about segment resources, the CODM relies on the Fund's portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the Fund's financial statements. Adoption of the new standard impacted the Fund's financial statements note disclosures only, and did not affect the Fund's financial position or the results of its operations.
2. Investment Management, Administration Agreements, and Other Transactions with
Affiliates
In accordance with the terms of its investment management agreement, the Fund pays DMC, a series of Macquarie Investment Management Business Trust (MIMBT) and the investment manager, an annual unitary management fee which is calculated daily and paid monthly at the rate of 0.29% on the Fund's average daily net assets.
From the unitary management fee, DMC pays most of the expenses of the Fund, including the cost of sub-advisory fees to any investment sub-advisor, if any, transfer agency, custody, fund administration, legal, audit and other services. However, under the investment management agreement, DMC is not responsible for (i) interest expenses; (ii) taxes (including, but not limited to, income, excise, transfer and withholding taxes); (iii) expenses of a Fund incurred with respect to the acquisition and disposition of portfolio securities, instruments or other investments and the execution of portfolio transactions, including brokerage commissions; (iv) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the 1940 Act, including distribution fees; (v) litigation expenses; (vi) the investment advisory fee payable to the Manager; (vii) non-routine or extraordinary expenses (including, without limitation, the expense associated with proxy solicitations and fund reorganizations); and (viii) acquired fund fees and expenses.
At March 31, 2025, Macquarie Management Holdings, Inc. directly owned 76.00% of the Fund.
MIMBT, of which DMC is a series, entered into a settlement agreement on September 19, 2024 with the US Securities and Exchange Commission (SEC) consenting to an order (Settlement
Order) relating to a legacy investment strategy, the Absolute Return Mortgage-Backed Securities
Strategy (ARMBS Strategy).  MIMBT no longer offers the ARMBS Strategy.  MIMBT agreed to the
Settlement Order without admitting or denying the SEC's findings.  The Settlement Order does not impact MIMBT's ability to continue to provide services to the Fund.
1. Significant Accounting Policies (continued)

13
3. Investments
For the year ended March 31, 2025 , the Fund made purchases and sales of investment securities other than short-term investments and US government securities as follows:
There were no investment transactions related to in-kind purchases and sales for the year ended
March 31, 2025.
The tax cost of investments includes adjustments to net unrealized appreciation (depreciation)
which may not necessarily be the final tax cost basis adjustments but which approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. At
March 31, 2025 , the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for the Fund were as follows:
US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability.
Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level  1 — Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Purchases $ 3,837,955
Sales 2,304,186
Cost of investments $ 6,264,334
Aggregate unrealized appreciation of investments $ 29,301
Aggregate unrealized depreciation of investments (1,642)
Net unrealized appreciation of investments $ 27,659

Notes to financial statements
Macquarie Tax-Free USA Short Term ETF
14
Level  2 — Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level  3 — Significant unobservable inputs, including the Fund's own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry.
The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2025 :
During the year ended March 31, 2025 , there were no transfers into or out of Level 3 investments.
The Fund's policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.
A reconciliation of Level 3 investments is presented when the Fund has a significant amount of
Level 3 investments at the beginning or end of the period in relation to the Fund's net assets. As of
March 31, 2025 , there were no Level 3 investments.
Level 1 Level 2 Level 3 Total
Securities
Assets:
Municipal Bonds $ – $ 6,291,993 $ – $ 6,291,993
3. Investments (continued)

15
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the year ended
March 31, 2025 and period ended March 31, 2024 were as follows:
5. Components of Net Assets on a Tax Basis
As of March 31, 2025, the components of net assets on a tax basis were as follows:
For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Results of operations and net assets were not affected by these reclassifications. For the period ended March 31, 2025, the Fund had no reclassifications.
6. Issuance and Redemption of Fund Shares
The Fund is an exchange-traded fund or ETF. Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer and investors may pay a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount).
The Fund will only issue or redeem shares aggregated into blocks of 25,000 shares or multiples thereof (“Creation Units”) to Authorized Participants who have entered into agreements with the
Fund's Distributor. An Authorized Participant is either (1) a “Participating Party,” (i.e., a broker-
dealer or other participant in the clearing process of the Continuous Net Settlement System of the
National Securities Clearing Corporation) (“Clearing Process”), or (2) a participant of Depository
Trust Company (“DTC Participant”), and, in each case, must have executed an agreement
(“Participation Agreement”) with the Distributor with respect to creations and redemptions of
Year ended
3/31/25
11/28/23
*
to 3/31/24
Tax-exempt income $ 175,401 $ 52,164
* Date of commencement of operations.
Shares of beneficial interest $ 6,272,293
Undistributed tax-exempt income 33
Undistributed ordinary income 1,043
Unrealized appreciation (depreciation) of investments 27,659
Net assets $ 6,301,028

Notes to financial statements
Macquarie Tax-Free USA Short Term ETF
16
Creation Units. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day. During the year ended March 31, 2025, the Fund decreased its
Creation Units size from 50,000 to 25,000 shares.
Shares are listed on the NYSE Arca, Inc. exchange and are publicly traded. If an investor buys or sells Fund shares on the secondary market, the investor will pay or receive the market price, which may be higher or lower than NAV. The investor's transaction will be priced at NAV if the investor purchases or redeems Fund shares in Creation Units.
Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Fund's Administrator to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including
Creation Units for cash. Additionally, a portion of the transaction fee is used to offset transactional costs typically accrued in the Fund's custody expenses directly related to the issuance and redemption of Creation Units. An additional variable fee may be charged for certain transactions.
Such fees would be included in the receivable for capital shares issued on the "Statement of assets and liabilities" if they are outstanding as of period-end. Transaction fees assessed during the period are included in the proceeds from shares issued on the "Statements of changes in net assets."
7. Certain Principal Risks of the Fund
Sustainability risk — Investing with a focus on companies that exhibit a commitment to sustainable practices may result in the Fund investing in certain types of companies, industries or sectors that the market may not favor. The securities of such companies may underperform the stock market as a whole and the criteria used to select companies for investment may result in the
Fund investing in securities that underperform securities of companies that do not exhibit such a commitment to sustainability.
Interest rate risk — The risk that the prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.
High yield (junk bond) risk — The risk that high yield securities, commonly known as “junk bonds,”
are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.
6. Issuance and Redemption of Fund Shares (continued)

17
Credit risk — The risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and/or repay principal in a timely manner.
Call risk — The risk that a bond issuer will prepay the bond during periods of low interest rates, forcing a fund to reinvest that money at interest rates that might be lower than rates on the called bond.
Alternative minimum tax risk — If a fund invests in bonds whose income is subject to the alternative minimum tax, that portion of the fund’s distributions would be taxable for shareholders who are subject to this tax.
Geographic concentration risk — The risk that heightened sensitivity to regional, state, US territories or possessions (such as the Commonwealth of Puerto Rico, Guam, or the US Virgin
Islands), and local political and economic conditions could adversely affect the holdings in and performance of a fund. There is also the risk that there could be an inadequate supply of municipal bonds in a particular state or US territory or possession.
ETF Structure Risks – The Fund is structured as an ETF and as a result is subject to special risks.
Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Trading in shares on the NYSE Arca, Inc. (the “Exchange”)
may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. An active trading market for the Fund’s shares may not be developed or maintained. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly particularly during times of market stress, with the result that investors may pay significantly more or significantly less for
Fund shares than the Fund’s NAV, which is reflected in the bid and ask price for Fund shares or in the closing price. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to NAV, the shareholder may sustain losses if the shares are sold at a price that is less than the price paid by the shareholder for the shares. When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Fund’s shares and the Fund’s NAV. In stressed market conditions, the market for the Fund’s shares may become less liquid in response
7. Certain Principal Risks of the Fund (continued)

Notes to financial statements
Macquarie Tax-Free USA Short Term ETF
18
to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the
Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown.
However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.
9. Recent Accounting Pronouncements
In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09,
Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024.
Management expects that adoption of the guidance will not have a material impact on the Fund’s financial statements.
10. Subsequent Events
On April 21, 2025, Macquarie Group Limited, the parent company of DMC, together with certain of its affiliates, and Nomura Holding America Inc. (Nomura), announced that they had entered into an agreement for Nomura to acquire Macquarie Asset Management’s US and European public investments business. The transaction is subject to customary closing conditions, including the receipt of applicable regulatory approvals. Subject to such approvals and the satisfaction of these conditions, the transaction is expected to close by the end of October 2025. This is subject to change.
Management has determined that no other material events or transactions occurred subsequent to March 31, 2025, that would require recognition or disclosure in the Fund's financial statements.
7. Certain Principal Risks of the Fund (continued)

Report of independent registered public accounting firm
19
To the Board of Trustees of Macquarie ETF Trust and Shareholders of Macquarie Tax-Free USA
Short Term ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Macquarie Tax-Free USA Short Term ETF (one of the funds constituting
Macquarie ETF Trust, referred to hereafter as the “Fund”) as of March 31, 2025, the related statement of operations for the year ended March 31, 2025 and the statement of changes in net assets, including the related notes, and the financial highlights for the year ended March 31, 2025 and for the period November 28, 2023 (commencement of operations) through March 31, 2024,
(collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2025, the results of its operations for the year ended March 31, 2025, and the changes in its net assets and the financial highlights for the year ended March 31, 2025 and for the period November 28, 2023
(commencement of operations) through March 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audit of these financial statements in accordance with the standards of the
PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2025 by correspondence with the custodian and brokers. We believe that our audit provides a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
May 30, 2025
We have served as the auditor of one or more Macquarie investment companies since 2010.

Other Fund information (Unaudited)
Macquarie Tax-Free USA Short Term ETF
20
Tax Information
The information set forth below is for the Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of the Fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.
All disclosures are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For any and all items requiring reporting, it is the intention of the Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.
For the year ended March 31, 2025, the Fund reports distributions paid during the period as follows:
Changes in and Disagreements with Accountants for Open-End Management Investment
Companies
Not Applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not Applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment
Companies
Please refer to the disclosure within the financial statements.
Statement Regarding Basis of Approval for Investment Advisory Contract
Not Applicable.
(A) Tax-Exempt Distributions (Tax Basis) 100.00%
(A) is based on a percentage of the Fund's total distributions.

This page is not part of the Financial statements and other information.
AR-STAX-TRST-0525
(4434845)
Contact information
Shareholder assistance by phone
844 469-9911, weekdays from 9:00am to
5:00pm ET
Regular mail
Macquarie ETF Trust
c/o Foreside Financial Services
Three Canal Plaza, Suite 100
Portland, ME 04101
Macquarie Asset Management • 610 Market Street • Philadelphia, PA 19106-2354
Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and multi-asset solutions.
The Fund is distributed by  Foreside Financial Services LLC.
Other than Macquarie Bank Limited ABN 46 008 583 542 ("Macquarie Bank"), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act
1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.
The Fund is governed by US laws and regulations.

Macquarie Focused Large Growth ETF
Financial statements and other information
For the period ended March 31, 2025

Schedule of investments 1
Statement of assets and liabilities 3
Statement of operations 4
Statement of changes in net assets 5
Financial highlights 6
Notes to financial statements 7
Report of independent registered public accounting firm 17
Other Fund information 18
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s
Form N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i)
upon request, by calling 844 469-9911; and (ii) on the SEC’s website at sec.gov.
In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at
macquarie.com/mam/etf-literature.
Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the
Fund’s website at macquarie.com/mam/etf-literature; and (ii) on the SEC’s website at sec.gov.

Schedule of investments
Macquarie Focused Large Growth ETF
1
March 31, 2025
Number of
shares Value (US $)
Common Stocks — 98 .24%
^
Communication Services - 5 .67%
Alphabet, Inc., Class C 41,764 $ 6,524,790
6,524,790
Consumer Discretionary - 12 .22%
Amazon.com, Inc.
†
43,297 8,237,687
Ferrari NV 7,769 3,324,200
LVMH Moet Hennessy Louis Vuitton SE ADR 20,073 2,486,442
14,048,329
Consumer Staples - 3 .62%
Coca-Cola Co. (The) 58,119 4,162,483
4,162,483
Financials - 16 .80%
Intercontinental Exchange, Inc. 29,259 5,047,177
Mastercard, Inc., Class A 3,919 2,148,082
MSCI, Inc., Class A 5,668 3,205,254
S&P Global, Inc. 6,715 3,411,892
Visa, Inc., Class A 15,708 5,505,026
19,317,431
Healthcare - 7 .03%
Danaher Corp. 14,625 2,998,125
UnitedHealth Group, Inc. 9,700 5,080,375
8,078,500
Industrials - 4 .69%
Waste Connections, Inc. 27,653 5,397,589
5,397,589
Information Technology - 42 .85%
Apple, Inc. 39,980 8,880,757
Intuit, Inc. 7,243 4,447,130
Microsoft Corp. 37,312 14,006,552
Motorola Solutions, Inc. 10,935 4,787,452
NVIDIA Corp. 95,756 10,378,035
Synopsys, Inc.
†
6,713 2,878,870
VeriSign, Inc.
†
15,315 3,888,019
49,266,815
Real Estate - 5 .36%
CoStar Group, Inc.
†
54,067 4,283,729
Equinix, Inc. REIT 2,312 1,885,089
6,168,818
Total Common Stocks (cost $114,942,859) 112,964,755

Schedule of investments
Macquarie Focused Large Growth ETF
2
See accompanying notes, which are an integral part of the financial statements.
Number of
shares Value (US $)
Short-Term Investments — 1 .72%
Money Market Mutual Funds - 1 .72%
JPMorgan U.S. Government Money Market
Fund — Class Morgan (seven-day
effective yield 3.86%) 1,975,466 $ 1,975,466
Total Short-Term Investments (Cost $1,975,466) 1,975,466
Total Value of Securities — 99.96%
        (cost $116,918,325) 114,940,221
Receivables and Other Assets Net of Liabilities — 0.04% 43,069
Net Assets Applicable to 4,400,000 Shares Outstanding — 100.00% $ 114,983,290
^
Narrow industries are utilized for compliance purposes for concentration whereas broad sectors are used for financial reporting.
†
Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt
MSCI – Morgan Stanley Capital International
REIT – Real Estate Investment Trust
S&P – Standard & Poor’s Financial Services LLC

Statement of assets and liabilities
Macquarie Focused Large Growth ETF
3
March 31, 2025
See accompanying notes, which are an integral part of the financial statements.
Assets:
Investments at value* $ 114,940,221
Receivable for fund shares sold 1,959,942
Dividends receivable 28,372
Total Assets 116,928,535
Liabilities:
Payable for securities purchased 1,922,269
Management fees payable to affiliates 22,976
Total Liabilities 1,945,245
Total Net Assets $ 114,983,290
Net Assets Consist of:
Paid-in-capital $ 117,070,319
Total distributable earnings (loss) (2,087,029)
Total Net Assets $ 114,983,290
Shares outstanding (unlimited amount authorized, no par value) 4,400,000
Net asset value per share $ 26.13
*Investments, at cost $ 116,918,325

Statement of operations
Macquarie Focused Large Growth ETF
For the period May 14, 2024* to March 31, 2025
4
*Date of commencement of operations.
See accompanying notes, which are an integral part of the financial statements.
Investment Income:
Dividends $ 182,807
Foreign tax withheld (2,887)
179,920
Expenses:
Management fees 105,573
Total operating expenses 105,573
Net Investment Income (Loss) 74,347
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments (145,073)
Net unrealized appreciation (depreciation) on investments (1,978,104)
Net Realized and Unrealized Gain (Loss) (2,123,177)
Net Increase (Decrease) in Net Assets Resulting from Operations $ (2,048,830)

Statement of changes in net assets
Macquarie Focused Large Growth ETF
5
*Date of commencement of operations.
See accompanying notes, which are an integral part of the financial statements.
For the period
May 14, 2024
*
to
March 31, 2025
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss) $ 74,347
Net realized gain (loss) (145,073)
Net unrealized appreciation (depreciation) (1,978,104)
Net increase (decrease) in net assets resulting from operations (2,048,830)
Dividends and Distributions to Shareholders from:
Distributable earnings (38,199)
(38,199)
Capital Share Transactions:
1
Proceeds from shares sold 117,070,319
Increase in net assets derived from capital share transactions 117,070,319
Net Increase (Decrease) in Net Assets 114,983,290
Net Assets:
Beginning of period –
End of period $ 114,983,290
Capital Share Transactions:
Beginning of period –
Shares subscribed in-kind 4,400,000
Shares outstanding, end of period 4,400,000
1
Capital share transactions may include transaction fees associated with Creation and
Redemption transactions which occurred during the period. See Note 6 in "Notes to financial statements."

Financial highlights
Macquarie Focused Large Growth ETF
6
See accompanying notes, which are an integral part of the financial statements.
Selected data for each share of the Fund outstanding throughout the period were as follows:
For the period
May 14, 2024
1
to
March 31, 2025
Net asset value, beginning of period ......................... $ 25 .00
Income (loss) from investment operations: —
Net investment income
2
.................................... 0 .07
Net realized and unrealized gain .............................. 1 .10
Total from investment operations ............................. 1.17
Less dividends and distributions from: —
Net investment income .................................... ( 0 .04 )
Total dividends and distrib u tions .............................. (0.04)
Net asset value, end of period .............................. $ 26.13
Total return
3
............................................ 4.65%
Ratios and supplemental data: $114,983
Net assets, end of period (000 omitted) ......................... $ 114,983
Ratio of expenses to average net assets
4
....................... 0.44%
Ratio of net investment income to average net assets .............. 0.30%
Portfolio turnover
5
......................................... 7%
1
Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
2
Calculated using average shares outstanding.
3
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
4
Expense ratios do not include expenses of any investment companies in which the Fund invests.

Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the Fund’s capital shares.

Notes to financial statements
Macquarie Focused Large Growth ETF
7
March 31, 2025
Macquarie ETF Trust (Trust) is organized as a Delaware statutory trust effective
February 22, 2023 and is an open-end management investment company registered with the U.S.
Securities and Exchange Commission. As of the date of this report, the Trust offers six series.
These financial statements and the related notes pertain to Macquarie Focused Large Growth
ETF (the Fund). The Fund commenced operations on May 14, 2024. The Fund is considered non-
diversified under the Investment Company Act of 1940, as amended (1940 Act).
1. Significant Accounting Policies
The Fund follows accounting and reporting guidance under Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment
Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund. The Fund has adopted a tax year end of October 31 (the “Tax Year”). As such, the Fund’s tax basis capital gains and losses will only be determined at the end of each Tax Year. Accordingly, tax basis distributions made during the 12 months ending March 31, 2025, but after the Tax Year ended October 31,
2024, will be reflected in the financial statement footnotes for the fiscal year ending March 31,
2026.
Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC
(Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New
York Stock Exchange (NYSE) on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value (NAV). Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a- 5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated Delaware Management Company
(DMC or the Manager) as the valuation designee (Valuation Designee) for the Fund to perform the fair value determination relating to all applicable Fund investments.  DMC has established a
Pricing Committee to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board's oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. If a foreign (non-US) equity security's value has materially changed after the close of the security's primary exchange or principal market but before the close of the NYSE, the security may be valued at fair value.  With respect to foreign
(non-US) equity securities, the Fund may determine the fair value of investments based on information provided by pricing vendors, which may recommend fair value or adjustments with

Notes to financial statements
Macquarie Focused Large Growth ETF
8
reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the
NYSE. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-
likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current period. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the tax year ended October 31, 2024, and has concluded that no provision for federal income tax is required in the Fund's financial statements.
If applicable, the Fund recognizes interest and tax penalties on unrecognized tax benefits in
"interest and tax penalties" on the “Statement of operations.” For the tax year ended October 31,
2024, the Fund did not incur any interest or tax penalties.
Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. These realized gains and losses are included on the “Statement of operations” under “Net realized gain (loss) on investments.”  The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
In-kind Redemptions  — For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets NAV per share.
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at
1. Significant Accounting Policies (continued)

9
the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other — Security transactions are recorded on the date the securities are purchased or sold
(trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates. The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The "Statement of operations" includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes. Income and capital gain distributions from any investment companies (Underlying Funds)
in which the Fund invests are recorded on the ex-dividend date. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, at least annually. The Fund may distribute more frequently, if necessary for tax purposes.
Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting  — In November 2023, FASB issued Accounting Standards Update 2023-
07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment's profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole thereby enabling better understanding of how an entity's segments impact overall performance. DMC, the Fund's investment adviser, acts as the Fund's chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment since the Fund has a single investment strategy disclosed in the prospectus against which the CODM assesses performance. When assessing segment performance and making decisions about segment resources, the CODM relies on the Fund's portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the Fund's financial statements. Adoption of the new standard impacted the Fund's financial statements note disclosures only, and did not affect the Fund's financial position or the results of its operations.
1. Significant Accounting Policies (continued)

Notes to financial statements
Macquarie Focused Large Growth ETF
10
2. Investment Management, Administration Agreements, and Other Transactions with
Affiliates
In accordance with the terms of its investment management agreement, the Fund pays DMC, a series of Macquarie Investment Management Business Trust (MIMBT) and the investment manager, an annual unitary management fee which is calculated daily and paid monthly at the rate of 0.44% on the Fund's average daily net assets.
From the unitary management fee, DMC pays most of the expenses of the Fund, including the cost of sub-advisory fees to any investment sub-adviser, if any, transfer agency, custody, fund administration, legal, audit and other services. However, under the investment management agreement, DMC is not responsible for (i) interest expenses; (ii) taxes (including, but not limited to, income, excise, transfer and withholding taxes); (iii) expenses of a Fund incurred with respect to the acquisition and disposition of portfolio securities, instruments or other investments and the execution of portfolio transactions, including brokerage commissions; (iv) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the 1940 Act, including distribution fees; (v) litigation expenses; (vi) the investment advisory fee payable to the Manager; (vii) non-routine or extraordinary expenses (including, without limitation, the expense associated with proxy solicitations and fund reorganizations); and (viii) acquired fund fees and expenses.
DMC entered into a sub-advisory agreement on behalf of the Fund with Macquarie Investment
Management Global Limited, which is an affiliate of DMC (Affiliated Sub-Advisor). Although the
Manager has principal responsibility for the Manager’s portion of the Fund, the Manager may permit the Affiliated Sub-Advisor to execute Fund security trades on behalf of the Manager.
Pursuant to the terms of the sub-advisory agreement, the investment sub-advisory fee is paid by
DMC to the Affiliated Sub-Advisor based on the extent to which the Affiliated Sub-Advisor provides services to the Fund.
In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of any Underlying Funds, in which it invests.
The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any
Underlying Funds at different times.
MIMBT, of which DMC is a series, entered into a settlement agreement on September 19, 2024 with the US Securities and Exchange Commission (SEC) consenting to an order (Settlement
Order) relating to a legacy investment strategy, the Absolute Return Mortgage-Backed Securities
Strategy (ARMBS Strategy). MIMBT no longer offers the ARMBS Strategy. MIMBT agreed to the
Settlement Order without admitting or denying the SEC’s findings. The Settlement Order does not impact MIMBT’s ability to continue to provide services to the Fund.

11
3. Investments
For the period ended March 31, 2025 , the Fund made purchases and sales of investment securities other than short-term investments and US government securities as follows:
For the period ended March 31, 2025, in-kind transactions, which are not included in the table above, associated with purchase or redemption of Creation Units were as follows:
The tax cost of investments includes adjustments to net unrealized appreciation (depreciation)
which may not necessarily be the final tax cost basis adjustments but which approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. At
March 31, 2025 , the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for the Fund were as follows:
US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability.
Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level  1 — Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Purchases $ 2,283,961
Sales 2,067,854
Purchases $ 114,871,884
Sales —
Cost of investments $ 116,918,325
Aggregate unrealized appreciation of investments $ 1,813,393
Aggregate unrealized depreciation of investments (3,791,497)
Net unrealized depreciation of investments $ (1,978,104)

Notes to financial statements
Macquarie Focused Large Growth ETF
12
Level  2 — Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level  3 — Significant unobservable inputs, including the Fund's own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry.
The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2025 :
During the period ended March 31, 2025 , there were no transfers into or out of Level 3 investments. The Fund's policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.
A reconciliation of Level 3 investments is presented when the Fund has a significant amount of
Level 3 investments at the beginning or end of the period in relation to the Fund's net assets. As of
March 31, 2025 , there were no Level 3 investments.
Level 1 Level 2 Level 3 Total
Securities
Assets:
Common Stocks $ 112,964,755 $ – $ – $ 112,964,755
Short-Term Investments 1,975,466 – – 1,975,466
Total Value of Securities $ 114,940,221 $ – $ – $ 114,940,221
3. Investments (continued)

13
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the tax year ended October 31,
2024.
5. Components of Net Assets on a Tax Basis
At October 31, 2024 (the Fund's most recent tax year end), the components of distributable earnings/(loss) on a tax basis were as follows:
For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Results of operations and net assets were not affected by these reclassifications. For the tax year ended October 31, 2024, the Fund had no reclassifications.
For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2024 (the Fund's most recent tax year end), the
Fund had capital loss carryforwards available to offset future realized capital gains as follows:
6. Issuance and Redemption of Fund Shares
The Fund is an exchange-traded fund or ETF. Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer and investors may pay a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount).
The Fund will only issue or redeem shares aggregated into blocks of 25,000 shares or multiples thereof (“Creation Units”) to Authorized Participants who have entered into agreements with the
Fund's Distributor. An Authorized Participant is either (1) a “Participating Party,” (i.e., a broker-
dealer or other participant in the clearing process of the Continuous Net Settlement System of the
National Securities Clearing Corporation) (“Clearing Process”), or (2) a participant of Depository
Trust Company (“DTC Participant”), and, in each case, must have executed an agreement
Capital loss carryforwards $ (14,061)
Undistributed ordinary income 14,155
Unrealized appreciation (depreciation) of investments 983,465
Total accumulated earnings $ 983,559
Loss carryforward character
Short-term Long-term Total
$14,061 $— $14,061

Notes to financial statements
Macquarie Focused Large Growth ETF
14
(“Participation Agreement”) with the Distributor with respect to creations and redemptions of
Creation Units. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.
Shares are listed on the NYSE Arca, Inc. exchange and are publicly traded. If an investor buys or sells Fund shares on the secondary market, the investor will pay or receive the market price, which may be higher or lower than NAV. The investor's transaction will be priced at NAV if the investor purchases or redeems Fund shares in Creation Units.
Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Fund's Administrator to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including
Creation Units for cash. Additionally, a portion of the transaction fee is used to offset transactional costs typically accrued in the Fund's custody expenses directly related to the issuance and redemption of Creation Units. An additional variable fee may be charged for certain transactions.
Such fees would be included in the receivable for capital shares issued on the "Statement of assets and liabilities" if they are outstanding as of period-end. Transaction fees assessed during the period are included in the proceeds from shares issued on the "Statement of changes in net assets."
7. Certain Principal Risks of the Fund
Growth Stock Risk — Growth stocks reflect projections of future earnings and revenue.  These prices may rise or fall dramatically depending on whether those projections are met.  These companies' stock prices may be more volatile, particularly over the short term.
Large-capitalization company risk — Large-capitalization companies tend to be less volatile than companies with smaller market capitalizations.  This potentially lower risk means that the Fund's share price may not rise as much as the share prices of funds that focus on smaller-capitalization companies.
Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.
Information technology sector risk — The risk that investment risks associated with investing in the information technology sector, in addition to other risks, include the intense competition to which information technology companies may be subject; the dramatic and often unpredictable changes in growth rates and competition for qualified personnel among information technology companies;
effects on profitability from being heavily dependent on patent and intellectual property rights and the loss or impairment of those rights; obsolescence of existing technology; general economic conditions; and government regulation. To the extent the Fund focuses its investments in the information technology sector, the Fund will be more susceptible to the risks, events and other factors affecting companies in this sector.
6. Issuance and Redemption of Fund Shares (continued)

15
Industry and sector risk — The risk that the value of securities in a particular industry or sector
(such as the infrastructure industry) will decline because of changing expectations for the performance of that industry or sector.
Government and regulatory risk — The risk that governments or regulatory authorities may take actions that could adversely affect various sectors of the securities markets and affect fund performance.
Foreign risk — The risk that foreign securities may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic or government conditions, the imposition of economic and/or trade sanctions, inadequate or different regulatory and accounting standards, and the possibility that significant events in foreign markets, including broad market moves, may affect the value of fund shares.
Nondiversification risk — A nondiversified fund has the flexibility to invest as much as 50% of its assets in as few as two issuers with no single issuer accounting for more than 25% of the fund.
The remaining 50% of its assets must be diversified so that no more than 5% of its assets are invested in securities of a single issuer. Because a nondiversified fund may invest its assets in fewer issuers, the value of its shares may increase or decrease more rapidly than if it were fully diversified.
ETF Structure Risks – The Fund is structured as an ETF and as a result is subject to special risks.
Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Trading in shares on the NYSE Arca, Inc. (the “Exchange”)
may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. An active trading market for the Fund’s shares may not be developed or maintained. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly particularly during times of market stress, with the result that investors may pay significantly more or significantly less for
Fund shares than the Fund’s NAV, which is reflected in the bid and ask price for Fund shares or in the closing price. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to NAV, the shareholder may sustain losses if the shares are sold at a price that is less than the price paid by the shareholder for the shares. When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Fund’s shares and the Fund’s NAV. In
7. Certain Principal Risks of the Fund (continued)

Notes to financial statements
Macquarie Focused Large Growth ETF
16
stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the
Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown.
However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.
9. Recent Accounting Pronouncements
In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09,
Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024.
Management expects that adoption of the guidance will not have a material impact on the Fund’s financial statements.
10. Subsequent Events
On April 21, 2025, Macquarie Group Limited, the parent company of DMC, together with certain of its affiliates, and Nomura Holding America Inc. (Nomura), announced that they had entered into an agreement for Nomura to acquire Macquarie Asset Management’s US and European public investments business. The transaction is subject to customary closing conditions, including the receipt of applicable regulatory approvals. Subject to such approvals and the satisfaction of these conditions, the transaction is expected to close by the end of October 2025. This is subject to change.
Management has determined that no other material events or transactions occurred subsequent to March 31, 2025, that would require recognition or disclosure in the Fund's financial statements.
7. Certain Principal Risks of the Fund (continued)

Report of independent registered public accounting firm
17
To the Board of Trustees of Macquarie ETF Trust and Shareholders of Macquarie Focused Large
Growth ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Macquarie Focused Large Growth ETF (one of the Funds constituting Macquarie
ETF Trust, referred to hereafter as the “Fund”) as of March 31, 2025, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period May 14, 2024 (commencement of operations) through March 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2025, and the results of its operations, changes in its net assets, and the financial highlights for the period May 14, 2024
(commencement of operations) through March 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audit of these financial statements in accordance with the standards of the
PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2025 by correspondence with the custodian, transfer agents and brokers; when replies were not received from brokers, we performed other auditing procedures.
We believe that our audit provides a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
May 30, 2025
We have served as the auditor of one or more Macquarie investment companies since 2010.

Other Fund information (Unaudited)
Macquarie Focused Large Growth ETF
18
Tax Information
The information set forth below is for the Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of the Fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.
All disclosures are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For any and all items requiring reporting, it is the intention of the Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.
For the period ended October 31,2024, the Fund reports distributions paid during the period as follows:
Changes in and Disagreements with Accountants for Open-End Management Investment
Companies
Not Applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not Applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment
Companies
Please refer to the disclosure within the financial statements.
Statement Regarding Basis of Approval for Investment Advisory Contract
Not Applicable.
(A) Ordinary Income Distributions (Tax Basis) 100.00%
(B) Qualified Dividends
1
100.00%
(A) is based on a percentage of the Fund's total distributions.
(B) is based on the Fund's ordinary income distributions.
1
Qualified dividends represent dividends which qualify for the corporate dividends received deduction.

This page is not part of the Financial statements and other information.
AR-LRGG-TRST-0525
(4435069)
Contact information
Shareholder assistance by phone
844 469-9911, weekdays from 9:00am to
5:00pm ET
Regular mail
Macquarie ETF Trust
c/o Foreside Financial Services
Three Canal Plaza, Suite 100
Portland, ME 04101
Macquarie Asset Management • 610 Market Street • Philadelphia, PA 19106-2354
Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and multi-asset solutions.
The Fund is distributed by  Foreside Financial Services LLC.
Other than Macquarie Bank Limited ABN 46 008 583 542 ("Macquarie Bank"), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act
1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.
The Fund is governed by US laws and regulations.

Macquarie Focused Emerging Markets Equity ETF
Financial statements and other information
For the period ended March 31, 2025

Schedule of investments 1
Statement of assets and liabilities 4
Statement of operations 5
Statement of changes in net assets 6
Financial highlights 7
Notes to financial statements 8
Report of independent registered public accounting firm 19
Other Fund information 20
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s
Form N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i)
upon request, by calling 844 469-9911; and (ii) on the SEC’s website at sec.gov.
In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at
macquarie.com/mam/etf-literature.
Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the
Fund’s website at macquarie.com/mam/etf-literature; and (ii) on the SEC’s website at sec.gov.

Schedule of investments
Macquarie Focused Emerging Markets Equity ETF
1
March 31, 2025
Number of
shares Value (US $)
Common Stocks — 95.78%
Δ
Brazil - 3.67%
Ambev SA ADR 80,734 $ 188,110
Petroleo Brasileiro SA ADR 29,166 418,240
606,350
China - 20.69%
Alibaba Group Holding Ltd. ADR 8,063 1,066,170
Baidu, Inc. ADR
†
1,086 99,945
BeiGene Ltd. ADR
†
845 229,984
Meituan , Class B 144A
#,†
20,037 401,180
New Oriental Education & Technology Group,
Inc. ADR 2,432 116,274
PDD Holdings, Inc. ADR
†
3,223 381,442
TAL Education Group ADR
†
11,615 153,434
Tencent Holdings Ltd. 12,380 790,709
Trip.com Group Ltd. ADR 1,703 108,277
ZTO Express Cayman, Inc. ADR 3,666 72,733
3,420,148
Hong Kong - 3.41%
Hong Kong Exchanges & Clearing Ltd. 12,714 563,364
563,364
India - 12.66%
Aurobindo Pharma Ltd.
†
3,043 41,316
Dr Reddy's Laboratories Ltd. ADR 6,321 83,374
HDFC Bank Ltd. 13,362 285,804
Infosys Ltd. ADR 11,730 214,073
Reliance Industries Ltd. GDR 144A
#
13,557 795,796
Reliance Industries Ltd. 29,406 438,686
Tata Consultancy Services Ltd. 4,060 171,295
Tata Consumer Products Ltd. 5,331 62,489
2,092,833
Indonesia - 2.45%
Astra International Tbk . PT 419,124 124,522
Bank Central Asia Tbk . PT 422,331 216,776
Unilever Indonesia Tbk . PT 841,035 64,246
405,544
Malaysia - 1.25%
Public Bank Bhd. 207,000 206,184
206,184
Mexico - 5.94%
America Movil SAB de CV ADR 9,893 140,678
Cemex SAB de CV ADR 20,358 114,208
Coca-Cola Femsa SAB de CV ADR 2,086 190,431

Schedule of investments
Macquarie Focused Emerging Markets Equity ETF
2
Number of
shares Value (US $)
Common Stocks (continued)
Mexico (continued)
Fomento Economico Mexicano SAB de CV
ADR 1,586 $ 154,762
Grupo Financiero Banorte SAB de CV, Class O 35,113 243,524
Wal-Mart de Mexico SAB de CV 50,420 138,859
982,462
Peru - 1.06%
Credicorp Ltd. 942 175,363
175,363
Saudi Arabia - 0.45%
Saudi Arabian Oil Co. 144A
#
10,507 74,928
74,928
Singapore - 0.59%
Grab Holdings Ltd., Class A
†
21,439 97,119
97,119
South Africa - 1.23%
Naspers Ltd., Class N 824 203,045
203,045
South Korea - 21.59%
Samsung C&T Corp. 4,545 360,822
Samsung Electronics Co. Ltd. 24,299 953,808
Samsung Life Insurance Co. Ltd. 2,158 121,493
SK Hynix, Inc. 9,327 1,207,918
SK Square Co. Ltd.
†
14,602 926,198
3,570,239
Taiwan - 18.26%
Delta Electronics, Inc. 13,273 143,913
FIT Hon Teng Ltd. 144A
#,†
240,240 73,479
Hon Hai Precision Industry Co. Ltd. 52,013 228,715
MediaTek, Inc. 9,337 390,887
Taiwan Semiconductor Manufacturing Co. Ltd. 79,623 2,182,273
3,019,267
Thailand - 1.25%
Bangkok Bank PCL 26,100 113,093
PTT PCL 98,800 93,194
206,287
Turkiye - 1.28%
Akbank TAS 153,704 211,635
211,635
Total Common Stocks (cost $15,862,415) 15,834,768

3
See accompanying notes, which are an integral part of the financial statements.
Number of
shares Value (US $)
Preferred Stocks — 2.09%
Δ
Brazil - 1.99%
Banco Bradesco SA 46,501 $ 103,697
Itau Unibanco Holding SA 40,955 225,253
328,950
South Korea - 0.10%
LG Chem Ltd. 214 16,756
16,756
Total Preferred Stocks
(cost $351,539) 345,706
Short-Term Investments — 2.09%
Money Market Mutual Funds - 2.09%
JPMorgan U.S. Government Money Market
Fund — Class Morgan (seven-day
effective yield 3.86%) 346,487 346,487
Total Short-Term Investments (cost $346,487) 346,487
Total Value of Securities — 99.96%
      (cost $16,560,441) 16,526,961
Receivables and Other Assets Net of Liabilities — 0.04% 5,982
Net Assets Applicable to 650,000 Shares Outstanding — 100.00% $ 16,532,943
Δ
Securities have been classified by country of risk.
†
Non-income producing security.
#
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
At March 31, 2025, the aggregate value of Rule 144A securities was $1,345,383, which represents 8.14% of the Fund's net assets. See Note 7 in “Notes to financial statements."
Summary of abbreviations:
ADR – American Depositary Receipt
GDR – Global Depositary Receipt

Statement of assets and liabilities
Macquarie Focused Emerging Markets Equity ETF
4
March 31, 2025
See accompanying notes, which are an integral part of the financial statements.
Assets:
Investments at value* $ 16,526,961
Foreign currency, at value** 24
Receivable for securities sold 26,077
Dividends receivable 41,047
Total Assets 16,594,109
Liabilities:
Payable for securities purchased 39,806
Management fees payable to affiliates 11,819
Foreign capital gains taxes 8,921
Due to custodian 620
Total Liabilities 61,166
Total Net Assets $ 16,532,943
Net Assets Consist of:
Paid-in-capital $ 16,595,766
Total distributable earnings (loss) (62,823)
Total Net Assets $ 16,532,943
Shares outstanding (unlimited amount authorized, no par value) 650,000
Net asset value per share $ 25.44
*Investments, at cost $ 16,560,441
**Foreign currency, at cost 23

Statement of operations
Macquarie Focused Emerging Markets Equity ETF
For the period September 4, 2024* to March 31, 2025
5
*
Date of commencement of operations.
**
Includes $(8,921) capital gains taxes accrued.
See accompanying notes, which are an integral part of the financial statements.
Investment Income:
Dividends $ 137,397
Foreign tax withheld (16,219)
121,178
Expenses:
Management fees 47,850
Total operating expenses 47,850
Net Investment Income (Loss) 73,328
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments 2,594
Foreign currencies (13,615)
Net realized gain (loss) (11,021)
Net unrealized appreciation (depreciation) on:
Investments
**
(42,401)
Foreign currencies (862)
Net unrealized appreciation (depreciation) (43,263)
Net Realized and Unrealized Gain (Loss) (54,284)
Net Increase (Decrease) in Net Assets Resulting from Operations $ 19,044

Statement of changes in net assets
Macquarie Focused Emerging Markets Equity ETF
6
*Date of commencement of operations.
See accompanying notes, which are an integral part of the financial statements.
For the period
September 4, 2024
*
to
March 31, 2025
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss) $ 73,328
Net realized gain (loss) (11,021)
Net unrealized appreciation (depreciation) (43,263)
Net increase (decrease) in net assets resulting from operations 19,044
Dividends and Distributions to Shareholders from:
Distributable earnings (81,867)
(81,867)
Capital Share Transactions:
1
Proceeds from shares sold 16,595,766
Increase in net assets derived from capital share transactions 16,595,766
Net Increase (Decrease) in Net Assets 16,532,943
Net Assets:
Beginning of period –
End of period $ 16,532,943
Capital Share Transactions:
Beginning of period –
Shares subscribed in-kind 650,000
Shares outstanding, end of period 650,000
1
Capital share transactions may include transaction fees associated with Creation and
Redemption transactions which occurred during the period. See Note 6 in "Notes to financial statements."

Financial highlights
Macquarie Focused Emerging Markets Equity ETF
7
See accompanying notes, which are an integral part of the financial statements.
Selected data for each share of the Fund outstanding throughout the period were as follows:
For the period
September 4, 2024
1
to
March 31, 2025
Net asset value, beginning of period ......................... $ 25 .00
Income (loss) from investment operations: —
Net investment income
2
.................................... 0 .19
Net realized and unrealized gain .............................. 0 .45
Total from investment operations ............................. 0.64
Less dividends and distributions from: —
Net investment income .................................... ( 0 .20 )
Net realized gain .......................................... ( 0 .00 )
3
Total dividends and distrib u tions .............................. (0.20)
Net asset value, end of period .............................. $ 25.44
Total return
4
............................................ 2.60%
Ratios and supplemental data: $16,533
Net assets, end of period (000 omitted) ......................... $ 16,533
Ratio of expenses to average net assets
5
....................... 0.85%
Ratio of net investment income to average net assets .............. 1.30%
Portfolio turnover
6
......................................... 12%
1
Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
2
Calculated using average shares outstanding.
3
Amount is less than $0.005.
4
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
5
Expense ratios do not include expenses of any investment companies in which the Fund invests.

Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the Fund’s capital shares.

Notes to financial statements
Macquarie Focused Emerging Markets Equity ETF
8
March 31, 2025
Macquarie ETF Trust (Trust) is organized as a Delaware statutory trust effective
February 22, 2023 and is an open-end management investment company registered with the U.S.
Securities and Exchange Commission. As of the date of this report, the Trust offers six series.
These financial statements and the related notes pertain to Macquarie Focused Emerging Markets
Equity ETF (the Fund). The Fund commenced operations on September 4, 2024. The Fund is considered non-diversified under the Investment Company Act of 1940, as amended (1940 Act).
1. Significant Accounting Policies
The Fund follows accounting and reporting guidance under Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment
Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.
Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC
(Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New
York Stock Exchange (NYSE) on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value (NAV). Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a- 5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated Delaware Management Company
(DMC or the Manager) as the valuation designee (Valuation Designee) for the Fund to perform the fair value determination relating to all applicable Fund investments.  DMC has established a
Pricing Committee to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board's oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. If a foreign (non-US) equity security's value has materially changed after the close of the security's primary exchange or principal market but before the close of the NYSE, the security may be valued at fair value.  With respect to foreign
(non-US) equity securities, the Fund may determine the fair value of investments based on information provided by pricing vendors, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or

9
securities indexes) that occur after the close of the relevant market and before the close of the
NYSE. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-
likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current period. Management has analyzed the Fund's tax positions taken or expected to be taken on the
Fund's federal income tax return through the period ended March 31, 2025, and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest and tax penalties on unrecognized tax benefits in "interest and tax penalties" on the "Statement of operations." During the period ended March 31, 2025, the Fund did not incur any interest or tax penalties.
Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. These realized gains and losses are included on the “Statement of operations” under “Net realized gain (loss) on investments.”  The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
In-kind Redemptions  — For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets NAV per share.
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
1. Significant Accounting Policies (continued)

Notes to financial statements
Macquarie Focused Emerging Markets Equity ETF
10
Other — Security transactions are recorded on the date the securities are purchased or sold
(trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates. The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The "Statement of operations" includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes. Income and capital gain distributions from any investment companies (Underlying Funds)
in which the Fund invests are recorded on the ex-dividend date. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, at least annually. The Fund may distribute more frequently, if necessary for tax purposes.
Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting  — In November 2023, FASB issued Accounting Standards Update 2023-
07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment's profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole thereby enabling better understanding of how an entity's segments impact overall performance. DMC, the Fund's investment adviser, acts as the Fund's chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment since the Fund has a single investment strategy disclosed in the prospectus against which the CODM assesses performance. When assessing segment performance and making decisions about segment resources, the CODM relies on the Fund's portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the Fund's financial statements. Adoption of the new standard impacted the Fund's financial statements note disclosures only, and did not affect the Fund's financial position or the results of its operations.
2. Investment Management, Administration Agreements, and Other Transactions with
Affiliates
In accordance with the terms of its investment management agreement, the Fund pays DMC, a series of Macquarie Investment Management Business Trust (MIMBT) and the investment manager, an annual unitary management fee which is calculated daily and paid monthly at the rate of 0.85% on the Fund's average daily net assets.
1. Significant Accounting Policies (continued)

11
From the unitary management fee, DMC pays most of the expenses of the Fund, including the cost of sub-advisory fees to any investment sub-adviser, if any, transfer agency, custody, fund administration, legal, audit and other services. However, under the investment management agreement, DMC is not responsible for (i) interest expenses; (ii) taxes (including, but not limited to, income, excise, transfer and withholding taxes); (iii) expenses of a Fund incurred with respect to the acquisition and disposition of portfolio securities, instruments or other investments and the execution of portfolio transactions, including brokerage commissions; (iv) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the 1940 Act, including distribution fees; (v) litigation expenses; (vi) the investment advisory fee payable to the Manager; (vii) non-routine or extraordinary expenses (including, without limitation, the expense associated with proxy solicitations and fund reorganizations); and (viii) acquired fund fees and expenses.
DMC entered into a sub-advisory agreement on behalf of the Fund with Macquarie Investment
Management Global Limited, which is an affiliate of DMC (Affiliated Sub-Advisor). Although the
Manager has principal responsibility for the Manager’s portion of the Fund, the Manager may permit the Affiliated Sub-Advisor to execute Fund security trades on behalf of the Manager.
Pursuant to the terms of the sub-advisory agreement, the investment sub-advisory fee is paid by
DMC to the Affiliated Sub-Advisor based on the extent to which the Affiliated Sub-Advisor provides services to the Fund.
At March 31, 2025, Macquarie Management Holdings, Inc. directly owned 26.15% of the Fund.
In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of any Underlying Funds, in which it invests.
The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any
Underlying Funds at different times.
MIMBT, of which DMC is a series, entered into a settlement agreement on September 19, 2024 with the US Securities and Exchange Commission (SEC) consenting to an order (Settlement
Order) relating to a legacy investment strategy, the Absolute Return Mortgage-Backed Securities
Strategy (ARMBS Strategy). MIMBT no longer offers the ARMBS Strategy. MIMBT agreed to the
Settlement Order without admitting or denying the SEC’s findings. The Settlement Order does not impact MIMBT’s ability to continue to provide services to the Fund.
2. Investment Management, Administration Agreements, and Other Transactions with
Affiliates (continued)

Notes to financial statements
Macquarie Focused Emerging Markets Equity ETF
12
3. Investments
For the period ended March 31, 2025 , the Fund made purchases and sales of investment securities other than short-term investments and US government securities as follows:
For the period ended March 31, 2025, in-kind transactions, which are not included in the table above, associated with purchase or redemption of Creation Units were as follows:
The tax cost of investments includes adjustments to net unrealized appreciation (depreciation)
which may not necessarily be the final tax cost basis adjustments but which approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. At
March 31, 2025 , the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for the Fund were as follows:
US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability.
Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level  1 — Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Purchases $ 10,568,320
Sales 1,146,676
Purchases $ 6,789,696
Sales —
Cost of investments $ 16,656,006
Aggregate unrealized appreciation of investments $ 816,784
Aggregate unrealized depreciation of investments (945,829)
Net unrealized depreciation of investments $ (129,045)

13
Level  2 — Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level  3 — Significant unobservable inputs, including the Fund's own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry.
The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2025 :
During the period ended March 31, 2025 , there were no transfers into or out of Level 3 investments. The Fund's policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.
A reconciliation of Level 3 investments is presented when the Fund has a significant amount of
Level 3 investments at the beginning or end of the period in relation to the Fund's net assets. As of
March 31, 2025 , there were no Level 3 investments.
Level 1 Level 2 Level 3 Total
Securities
Assets:
Common Stocks $ 15,834,768 $ – $ – $ 15,834,768
Preferred Stocks 345,706 – – 345,706
Short-Term Investments 346,487 – – 346,487
Total Value of Securities $ 16,526,961 $ – $ – $ 16,526,961
3. Investments (continued)

Notes to financial statements
Macquarie Focused Emerging Markets Equity ETF
14
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the period ended March 31, 2025 were as follows:
5. Components of Net Assets on a Tax Basis
As of March 31, 2025, the components of net assets on a tax basis were as follows:
Differences between components of net assets unrealized and tax cost unrealized may arise due to unrealized appreciation/depreciation on foreign currencies and foreign capital gains tax.
The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and investments in passive foreign investment companies.
For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Results of operations and net assets were not affected by these reclassifications. For the period ended March 31, 2025 , the Fund had no reclassifications.
6. Issuance and Redemption of Fund Shares
The Fund is an exchange-traded fund or ETF. Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer and investors may pay a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount).
The Fund will only issue or redeem shares aggregated into blocks of 50,000 shares or multiples thereof (“Creation Units”) to Authorized Participants who have entered into agreements with the
Fund's Distributor. An Authorized Participant is either (1) a “Participating Party,” (i.e., a broker-
dealer or other participant in the clearing process of the Continuous Net Settlement System of the
National Securities Clearing Corporation) (“Clearing Process”), or (2) a participant of Depository
9/4/24
*
to 3/31/25
Ordinary income $ 81,867
* Date of commencement of operations.
Shares of beneficial interest $ 16,595,766
Undistributed ordinary income 76,005
Unrealized appreciation (depreciation) of investments and foreign currencies (138,828)
Net assets $ 16,532,943

15
Trust Company (“DTC Participant”), and, in each case, must have executed an agreement
(“Participation Agreement”) with the Distributor with respect to creations and redemptions of
Creation Units. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.
Shares are listed on the Nasdaq exchange and are publicly traded. If an investor buys or sells
Fund shares on the secondary market, the investor will pay or receive the market price, which may be higher or lower than NAV. The investor's transaction will be priced at NAV if the investor purchases or redeems Fund shares in Creation Units.
Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Fund's Administrator to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including
Creation Units for cash. Additionally, a portion of the transaction fee is used to offset transactional costs typically accrued in the Fund's custody expenses directly related to the issuance and redemption of Creation Units. An additional variable fee may be charged for certain transactions.
Such fees would be included in the receivable for capital shares issued on the "Statement of assets and liabilities" if they are outstanding as of period-end. Transaction fees assessed during the period are included in the proceeds from shares issued on the "Statement of changes in net assets."
7. Certain Principal Risks of the Fund
Foreign and emerging markets risk — The risk that international investing (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates;
inefficient markets and higher transaction costs; foreign economic conditions; the imposition of economic or trade sanctions; or inadequate or different regulatory and accounting standards.
Information about non-U.S. companies may be unreliable or outdated, the Manager's reliance on such data may affect the Fund's performance, and the rights and remedies associated with investments in a fund that invests significantly in foreign securities may be different than those with a fund that invests in domestic securities.
Company size risk — The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.
Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.
Industry and sector risk — The risk that the value of securities in a particular industry or sector
(such as the infrastructure industry) will decline because of changing expectations for the performance of that industry or sector.
6. Issuance and Redemption of Fund Shares (continued)

Notes to financial statements
Macquarie Focused Emerging Markets Equity ETF
16
Information technology sector risk — The risk that the value of a fund's shares will be affected by factors particular to the information technology and related sectors (such as government regulation) and may fluctuate more widely than that of a fund that invests in a broad range of sectors.
Financials sector risk — The risk that the value of a fund's shares will be affected by factors particular to the financials and related sectors (such as government regulation) and may fluctuate more widely than that of a fund that invests in a broad range of sectors.
Government and regulatory risk — The risk that governments or regulatory authorities may take actions that could adversely affect various sectors of the securities markets and affect fund performance.
Geographic focus risk — Geographic focus risk is the risk that local political and economic conditions could adversely affect the performance of a fund investing a substantial amount of assets in securities of issuers located in a single country or a limited number of countries.
Growth stock risk — Growth stocks reflect projections of future earnings and revenue.  These prices may rise or fall dramatically depending on whether those projections are met.  These companies' stock prices may be more volatile, particularly over the short term.
Rule 144A securities — The Fund also may invest in securities that normally are purchased or resold pursuant to Rule 144A under the Securities Act of 1933 (Rule 144A securities). Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities. Rule 144A securities may be resold only to qualified institutional buyers, provided that certain other conditions for resale are met. To the extent privately placed securities held by a Fund qualify under Rule 144A and an institutional market develops for those securities, a Fund likely will be able to dispose of the securities without registering them under the
Securities Act of 1933.
Nondiversification risk — A nondiversified fund has the flexibility to invest as much as 50% of its assets in as few as two issuers with no single issuer accounting for more than 25% of the fund.
The remaining 50% of its assets must be diversified so that no more than 5% of its assets are invested in securities of a single issuer. Because a nondiversified fund may invest its assets in fewer issuers, the value of its shares may increase or decrease more rapidly than if it were fully diversified.
ETF Structure Risks – The Fund is structured as an ETF and as a result is subject to special risks.
Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Trading in shares on the NASDAQ (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that
Shares will continue to meet the listing requirements of the Exchange. An active trading market for the Fund’s shares may not be developed or maintained. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as
7. Certain Principal Risks of the Fund (continued)

17
authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly particularly during times of market stress, with the result that investors may pay significantly more or significantly less for
Fund shares than the Fund’s NAV, which is reflected in the bid and ask price for Fund shares or in the closing price. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to NAV, the shareholder may sustain losses if the shares are sold at a price that is less than the price paid by the shareholder for the shares. When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Fund’s shares and the Fund’s NAV. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the
Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown.
However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.
9. Recent Accounting Pronouncements
In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09,
Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024.
Management expects that adoption of the guidance will not have a material impact on the Fund’s financial statements.
10. Subsequent Events
On April 21, 2025, Macquarie Group Limited, the parent company of DMC, together with certain of its affiliates, and Nomura Holding America Inc. (Nomura), announced that they had entered into an agreement for Nomura to acquire Macquarie Asset Management’s US and European public investments business. The transaction is subject to customary closing conditions, including the
7. Certain Principal Risks of the Fund (continued)

Notes to financial statements
Macquarie Focused Emerging Markets Equity ETF
18
receipt of applicable regulatory approvals. Subject to such approvals and the satisfaction of these conditions, the transaction is expected to close by the end of October 2025. This is subject to change.
Management has determined that no other material events or transactions occurred subsequent to March 31, 2025, that would require recognition or disclosure in the Fund's financial statements.
10. Subsequent Events (continued)

Report of independent registered public accounting firm
19
To the Board of Trustees of Macquarie ETF Trust and Shareholders of Macquarie Focused
Emerging Markets Equity ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Macquarie Focused Emerging Markets Equity ETF (one of the Funds constituting
Macquarie ETF Trust, referred to hereafter as the “Fund”) as of March 31, 2025, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period September 4, 2024 (commencement of operations) through March 31,
2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2025, and the results of its operations, changes in its net assets, and the financial highlights for the period
September 4, 2024 (commencement of operations) through March 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audit of these financial statements in accordance with the standards of the
PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2025 by correspondence with the custodian, transfer agents and brokers; when replies were not received from brokers, we performed other auditing procedures.
We believe that our audit provides a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
May 30, 2025
We have served as the auditor of one or more Macquarie investment companies since 2010.

Other Fund information (Unaudited)
Macquarie Focused Emerging Markets Equity ETF
20
Tax Information
The information set forth below is for the Fund’s period as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of the Fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.
All disclosures are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For any and all items requiring reporting, it is the intention of the Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.
For the period ended March 31, 2025, the Fund reports distributions paid during the period as follows:
The Fund intends to pass through foreign tax credits in the maximum amount of $8,070. The gross foreign source income earned during the period ended March 31, 2025 by the Fund was
$132,996.
Changes in and Disagreements with Accountants for Open-End Management Investment
Companies
Not Applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not Applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment
Companies
Please refer to the disclosure within the financial statements.
Statement Regarding Basis of Approval for Investment Advisory Contract
Not Applicable.
(A) Ordinary Income Distributions (Tax Basis) 100.00%
(A) is based on a percentage of the Fund's total distributions.

This page is not part of the Financial statements and other information.
AR-EMEQ-TRST-0525
(4449060)
Contact information
Shareholder assistance by phone
844 469-9911, weekdays from 9:00am to
5:00pm ET
Regular mail
Macquarie ETF Trust
c/o Foreside Financial Services
Three Canal Plaza, Suite 100
Portland, ME 04101
Macquarie Asset Management • 610 Market Street • Philadelphia, PA 19106-2354
Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and multi-asset solutions.
The Fund is distributed by  Foreside Financial Services LLC.
Other than Macquarie Bank Limited ABN 46 008 583 542 ("Macquarie Bank"), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act
1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.
The Fund is governed by US laws and regulations.

Macquarie National High-Yield Municipal Bond ETF
Financial statements and other information
For the period ended March 31, 2025

Schedule of investments 1
Statement of assets and liabilities 5
Statement of operations 6
Statement of changes in net assets 7
Financial highlights 8
Notes to financial statements 9
Report of independent registered public accounting firm 18
Other Fund information 19
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s
Form N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i)
upon request, by calling 844 469-9911; and (ii) on the SEC’s website at sec.gov.
In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at
macquarie.com/mam/etf-literature.
Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the
Fund’s website at macquarie.com/mam/etf-literature; and (ii) on the SEC’s website at sec.gov.

Schedule of investments
Macquarie National High-Yield Municipal Bond ETF
1
March 31, 2025
Principal
amount
°
Value (US $)
Municipal Bonds   — 98 .05%
Building Revenue Bonds - 2 .70%
Puerto Rico Industrial Development Co.
Series 2023 7.00% 1/1/54
•
175,000 $ 166,688
166,688
Education Revenue Bonds - 16 .80%
Arizona Industrial Development Authority
(Odyssey Preparatory Academy, Inc.
(The))
Series 2017A 144A 5.50% 7/1/52
#
50,000 49,280
Capital Trust Authority
(Mason Classical Academy, Inc.)
Series 2024A 144A 5.00% 6/1/64
#
200,000 187,467
Indiana Finance Authority
Series 2025 5.75% 7/1/60 150,000 152,246
Iowa Higher Education Loan Authority
Series 2025 6.00% 10/1/55 200,000 208,462
Maricopa County Industrial Development
Authority
(Arizona Autism Charter Schools
Obligated Group)
Series 2021A 144A 4.00% 7/1/61
#
190,000 145,779
Montgomery County Industrial Development
Authority
(Ursinus College)
Series 2024 5.25% 11/1/49 200,000 200,770
Public Finance Authority
Class A Series 2023-1 5.75% 7/1/62 90,415 92,621
1,036,625
Healthcare Revenue Bonds - 24 .05%
Arizona Industrial Development Authority
(ISF Ativo Portfolio Obligated Group)
Series 2025A 144A 6.88% 3/1/55
#
100,000 100,139
(Great Lakes Senior Living Communities
LLC)
Series 2025A-2 5.13% 1/1/59 225,000 206,378
California Public Finance Authority
(P3 Irvine SL Holdings LLC Obligated
Group)
Series 2024A 144A 6.50% 6/1/54
#
100,000 96,237

Schedule of investments
Macquarie National High-Yield Municipal Bond ETF
2
Principal
amount
°
Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
California Statewide Communities
Development Authority
(Loma Linda University Medical Center
Obligated Group)
Series 2016A 144A 5.00% 12/1/41
#
150,000 $ 150,500
Maryland Health & Higher Educational
Facilities Authority
(Johns Hopkins Health System Obligated
Group)
Series 2024B 3.50% 6/1/46
•
100,000 100,000
Massachusetts Development Finance Agency
(Children's Hospital Corp. Obligated
Group (The))
Series 2024U-1 3.50% 3/1/48
•
200,000 200,000
Minnesota Agricultural & Economic
Development Board
(HealthPartners Obligated Group)
Series 2024 5.25% 1/1/54 200,000 206,175
New Hope Cultural Education Facilities
Finance Corp.
(SLF CHP LLC)
Series 2025A 144A 6.25% 7/1/45
#
100,000 97,294
(Bella Vida Forefront Living Obligated
Group)
Series 2025A 6.50% 10/1/60 125,000 125,612
Oklahoma Development Finance Authority
(OU Medicine Obligated Group)
Series 2018B 5.50% 8/15/57 100,000 101,295
Stamford Housing Authority
(TJH Senior Living LLC Obligated Group)
Series 2025A 6.25% 10/1/60 100,000 100,745
1,484,375
Industrial Development Revenue Bonds - 21 .59%
Buckeye Tobacco Settlement Financing
Authority
Class 2 Series 2020B-2 5.00% 6/1/55 400,000 353,081

3
Principal
amount
°
Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue Bonds (continued)
California Infrastructure & Economic
Development Bank
(Desertxpress Enterprises LLC)
Series 2025A 144A 9.50% 1/1/65 (AMT)
#,•
600,000 $ 600,006
Southeast Energy Authority A Cooperative
District
Series 2025A 5.00% 1/1/56
•
250,000 260,581
Tobacco Settlement Financing Corp.
Series 2007B-1 5.00% 6/1/47 130,000 118,924
1,332,592
Leasing Revenue Bonds - 3 .38%
New Jersey Transportation Trust Fund
Authority
(State of New Jersey)
Series 2023BB 5.25% 6/15/50 200,000 208,788
208,788
Local General Obligation Revenue Bonds - 3 .10%
Chicago Board of Education
Series 2012A 5.00% 12/1/42 200,000 191,347
191,347
Special Tax Revenue Bonds - 8 .25%
GDB Debt Recovery Authority of Puerto Rico
7.50% 8/20/40 225,000 220,212
Puerto Rico Sales Tax Financing Corp.
Series A-1 4.75% 7/1/53 300,000 288,873
509,085
State General Obligation Revenue Bonds - 4 .95%
Commonwealth of Puerto Rico
Series 2022A-1 4.00% 7/1/46 350,000 305,570
305,570
Transportation Revenue Bonds - 9 .99%
Florida Development Finance Corp.
(Brightline Trains Florida LLC)
Series 2024 5.25% 7/1/47 (AMT) 200,000 200,946
New York Transportation Development Corp.
(JFK Millennium Partners LLC)
Series 2024A 5.50% 12/31/54 (AMT) 200,000 208,165
State of Hawaii Airports System
Series 2025A 5.25% 7/1/51 (AMT) 200,000 207,347
616,458

Schedule of investments
Macquarie National High-Yield Municipal Bond ETF
4
See accompanying notes, which are an integral part of the financial statements.
Principal
amount
°
Value (US $)
Municipal Bonds (continued)
Utility Revenue Bonds - 3 .24%
New York City Municipal Water Finance
Authority
(Water & Sewer System)
Series 2014AA-3 3.55% 6/15/49
•
200,000 $ 200,000
200,000
Total Municipal Bonds (cost $6,147,418) 6,051,528
Total Value of Securities — 98.05%
        (cost $6,147,418) 6,051,528
Receivables and Other Assets Net of Liabilities — 1.95% 120,073
Net Assets Applicable to 250,000 Shares Outstanding — 100.00% $ 6,171,601
°
Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
At March 31, 2025, the aggregate value of Rule 144A securities was $1,426,702, which represents 23.12% of the Fund's net assets. See Note 7 in “Notes to financial statements."
•
Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at
March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e.
SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
Summary of abbreviations:
AMT – Subject to Alternative Minimum Tax
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month

Statement of assets and liabilities
Macquarie National High-Yield Municipal Bond ETF
5
March 31, 2025
See accompanying notes, which are an integral part of the financial statements.
Assets:
Investments at value* $ 6,051,528
Cash 152,946
Interest receivable 67,806
Total Assets 6,272,280
Liabilities:
Payable for securities purchased 98,595
Management fees payable to affiliates 2,084
Total Liabilities 100,679
Total Net Assets $ 6,171,601
Net Assets Consist of:
Paid-in-capital $ 6,250,794
Total distributable earnings (loss) (79,193)
Total Net Assets $ 6,171,601
Shares outstanding (unlimited amount authorized, no par value) 250,000
Net asset value per share $ 24.69
*Investments, at cost $ 6,147,418

Statement of operations
Macquarie National High-Yield Municipal Bond ETF
For the period March 05, 2025* to March 31, 2025
6
*Date of commencement of operations.
See accompanying notes, which are an integral part of the financial statements.
Investment Income:
Interest $ 21,257
21,257
Expenses:
Management fees 2,084
Total operating expenses 2,084
Net Investment Income (Loss) 19,173
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments (2,476)
Net unrealized appreciation (depreciation) on investments (95,890)
Net Realized and Unrealized Gain (Loss) (98,366)
Net Increase (Decrease) in Net Assets Resulting from Operations $ (79,193)

Statement of changes in net assets
Macquarie National High-Yield Municipal Bond ETF

*Date of commencement of operations.
See accompanying notes, which are an integral part of the financial statements.
For the period
March 5, 2025
*
to
March 31, 2025
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss) $ 19,173
Net realized gain (loss) (2,476)
Net unrealized appreciation (depreciation) (95,890)
Net increase (decrease) in net assets resulting from operations (79,193)
Capital Share Transactions:
1
Proceeds from shares sold 6,250,794
Increase in net assets derived from capital share transactions 6,250,794
Net Increase (Decrease) in Net Assets 6,171,601
Net Assets:
Beginning of period –
End of period $ 6,171,601
Capital Share Transactions:
Beginning of period –
Shares subscribed in-kind 250,000
Shares outstanding, end of period 250,000
1
Capital share transactions may include transaction fees associated with Creation and
Redemption transactions which occurred during the period. See Note 6 in "Notes to financial statements."

Financial highlights
Macquarie National High-Yield Municipal Bond ETF

See accompanying notes, which are an integral part of the financial statements.
Selected data for each share of the Fund outstanding throughout the period were as follows:
For the period
March 5, 2025
1
to
March 31, 2025
Net asset value, beginning of period ......................... $ 25 .00
Income (loss) from investment operations: —
Net investment income
2
.................................... 0 .08
Net realized and unrealized loss .............................. ( 0 .39 )
Total from investment operations ............................. (0.31)
Net asset value, end of period .............................. $ 24.69
Total return
3
............................................ (1.24%)
Ratios and supplemental data: $6,172
Net assets, end of period (000 omitted) ......................... $ 6,172
Ratio of expenses to average net assets ........................ 0.49%
Ratio of net investment income to average net assets .............. 4.44%
Portfolio turnover
4
......................................... 14%
1
Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
2
Calculated using average shares outstanding.
3
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
4
Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the Fund’s capital shares.

Notes to financial statements
Macquarie National High-Yield Municipal Bond ETF

March 31, 2025
Macquarie ETF Trust (Trust) is organized as a Delaware statutory trust effective
February 22, 2023 and is an open-end management investment company registered with the
U.S. Securities and Exchange Commission. As of the date of this report, the Trust offers six series. These financial statements and the related notes pertain to Macquarie National High-Yield
Municipal Bond ETF (the Fund). The Fund commenced operations on March 5, 2025. The Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act).
1. Significant Accounting Policies
The Fund follows accounting and reporting guidance under Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment
Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.
Security Valuation — Fixed income securities are generally priced based upon valuations provided by an independent pricing service or broker in accordance with methodologies included within Delaware Management Company (DMC or the Manager)'s Pricing Policy (the Policy). Fixed
income security valuations are then reviewed by DMC as part of its duties as the Fund's valuation designee (Valuation Designee) and, to the extent required by the Policy and applicable regulation, fair valued consistent with the Policy. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the
1940 Act (Rule 2a-5).  As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  Pursuant to Rule 2a-5, the Board of
Trustees (Board) has designated DMC as the Valuation Designee for the Fund to perform the fair value determination relating to all applicable Fund investments. DMC has established a Pricing
Committee to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the
Board and subject to the Board's oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the New York
Stock Exchange. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite

Notes to financial statements
Macquarie National High-Yield Municipal Bond ETF

distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-
likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current period. Management has analyzed the Fund's tax positions taken or expected to be taken on the Fund's federal income tax returns through the tax year ended October 31, 2024, and has concluded that no provision for federal income tax is required in the Fund's financial statements.
If applicable, the Fund recognizes interest and tax penalties on unrecognized tax benefits in
"interest and tax penalties" on the "Statement of operations." During the period ended March 31,
2025, the Fund did not incur any interest or tax penalties.
In-kind Redemptions  — For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets NAV per share.
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other — Security transactions are recorded on the date the securities are purchased or sold
(trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on an accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. The Fund declares and pays dividends from net investment income monthly and distributions from net realized gain on investments, if any, at least annually. The Fund may distribute more frequently, if necessary for tax purposes.
Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting  — In November 2023, FASB issued Accounting Standards Update 2023-
07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment's profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole thereby enabling better understanding of how an entity's segments impact overall performance. DMC, the Fund's investment adviser, acts as the Fund's chief operating decision maker (CODM), assessing performance and making
1. Significant Accounting Policies (continued)

decisions about resource allocation. The CODM has determined that the Fund has a single operating segment since the Fund has a single investment strategy disclosed in the prospectus against which the CODM assesses performance. When assessing segment performance and making decisions about segment resources, the CODM relies on the Fund's portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the Fund's financial statements. Adoption of the new standard impacted the Fund's financial statements note disclosures only, and did not affect the Fund's financial position or the results of its operations.
2. Investment Management, Administration Agreements, and Other Transactions with
Affiliates
In accordance with the terms of its investment management agreement, the Fund pays DMC, a series of Macquarie Investment Management Business Trust (MIMBT) and the investment manager, an annual unitary management fee which is calculated daily and paid monthly at the rate of 0.49% on the Fund's average daily net assets.
From the unitary management fee, DMC pays most of the expenses of the Fund, including the cost of sub-advisory fees to any investment sub-advisor, if any, transfer agency, custody, fund administration, legal, audit and other services. However, under the investment management agreement, DMC is not responsible for (i) interest expenses; (ii) taxes (including, but not limited to, income, excise, transfer and withholding taxes); (iii) expenses of a Fund incurred with respect to the acquisition and disposition of portfolio securities, instruments or other investments and the execution of portfolio transactions, including brokerage commissions; (iv) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the 1940 Act, including distribution fees; (v) litigation expenses; (vi) the investment advisory fee payable to the Manager; (vii) non-routine or extraordinary expenses (including, without limitation, the expense associated with proxy solicitations and fund reorganizations); and (viii) acquired fund fees and expenses.
At March 31, 2025, Macquarie Management Holdings, Inc. directly owned 80.00% of the Fund.
MIMBT, of which DMC is a series, entered into a settlement agreement on September 19, 2024 with the US Securities and Exchange Commission (SEC) consenting to an order (Settlement
Order) relating to a legacy investment strategy, the Absolute Return Mortgage-Backed Securities
Strategy (ARMBS Strategy).  MIMBT no longer offers the ARMBS Strategy.  MIMBT agreed to the
Settlement Order without admitting or denying the SEC's findings.  The Settlement Order does not impact MIMBT's ability to continue to provide services to the Fund.
1. Significant Accounting Policies (continued)

Notes to financial statements
Macquarie National High-Yield Municipal Bond ETF

3. Investments
For the period ended March 31, 2025 , the Fund made purchases and sales of investment securities other than short-term investments and US government securities as follows:
There were no investment transactions related to in-kind purchases and sales for the period ended March 31, 2025.
The tax cost of investments includes adjustments to net unrealized appreciation (depreciation)
which may not necessarily be the final tax cost basis adjustments but which approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. At
March 31, 2025 , the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for the Fund were as follows:
US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability.
Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level  1 — Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Purchases $ 6,924,714
Sales 774,031
Cost of investments $ 6,147,418
Aggregate unrealized appreciation of investments $ 3,789
Aggregate unrealized depreciation of investments (99,679)
Net unrealized depreciation of investments $ (95,890)

Level  2 — Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level  3 — Significant unobservable inputs, including the Fund's own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry.
The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2025 :
During the period ended March 31, 2025 , there were no transfers into or out of Level 3 investments. The Fund's policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.
A reconciliation of Level 3 investments is presented when the Fund has a significant amount of
Level 3 investments at the beginning or end of the period in relation to the Fund's net assets. As of
March 31, 2025 , there were no Level 3 investments.
Level 1 Level 2 Level 3 Total
Securities
Assets:
Municipal Bonds $ – $ 6,051,528 $ – $ 6,051,528
3. Investments (continued)

Notes to financial statements
Macquarie National High-Yield Municipal Bond ETF

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends or distributions paid during the period ended March 31, 2025.
5. Components of Net Assets on a Tax Basis
As of March 31, 2025, the components of net assets on a tax basis were as follows:
For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Results of operations and net assets were not affected by these reclassifications. For the period ended March 31, 2025 , the Fund had no reclassifications.
For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At March 31, 2025 , the Fund has capital loss carryforwards available to offset future realized capital gains as follows:
6. Issuance and Redemption of Fund Shares
The Fund is an exchange-traded fund or ETF. Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer and investors may pay a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount).
The Fund will only issue or redeem shares aggregated into blocks of 25,000 shares or multiples thereof (“Creation Units”) to Authorized Participants who have entered into agreements with the
Fund's Distributor. An Authorized Participant is either (1) a “Participating Party,” (i.e., a broker-
dealer or other participant in the clearing process of the Continuous Net Settlement System of the
National Securities Clearing Corporation) (“Clearing Process”), or (2) a participant of Depository
Trust Company (“DTC Participant”), and, in each case, must have executed an agreement
Shares of beneficial interest $ 6,250,794
Capital loss carryforwards (2,476)
Undistributed tax-exempt income 19,101
Undistributed ordinary income 72
Unrealized appreciation (depreciation) of investments (95,890)
Net assets $ 6,171,601
Loss carryforward character
Short-term Long-term Total
$2,476 $— $2,476

(“Participation Agreement”) with the Distributor with respect to creations and redemptions of
Creation Units. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.
Shares are listed on the NYSE Arca, Inc. exchange and are publicly traded. If an investor buys or sells Fund shares on the secondary market, the investor will pay or receive the market price, which may be higher or lower than NAV. The investor's transaction will be priced at NAV if the investor purchases or redeems Fund shares in Creation Units.
Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Fund's Administrator to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including
Creation Units for cash. Additionally, a portion of the transaction fee is used to offset transactional costs typically accrued in the Fund's custody expenses directly related to the issuance and redemption of Creation Units. An additional variable fee may be charged for certain transactions.
Such fees would be included in the receivable for capital shares issued on the "Statement of assets and liabilities" if they are outstanding as of period-end. Transaction fees assessed during the period are included in the proceeds from shares issued on the "Statement of changes in net assets."
7. Certain Principal Risks of the Fund
Interest rate risk — The risk that the prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.
High yield (junk bond) risk — The risk that high yield securities, commonly known as “junk bonds,”
are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.
Credit risk — The risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and/or repay principal in a timely manner.
Call risk — The risk that a bond issuer will prepay the bond during periods of low interest rates, forcing a fund to reinvest that money at interest rates that might be lower than rates on the called bond.
6. Issuance and Redemption of Fund Shares (continued)

Notes to financial statements
Macquarie National High-Yield Municipal Bond ETF

Municipal securities risk — The value of the Fund’s investments in municipal securities may be adversely affected by unfavorable legislative or political developments and economic developments that impact the financial condition of municipal issuers. For example, a credit rating downgrade, bond default, or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of many or all municipal obligations of that state or territory. Additionally, the relative amount of publicly available information about the financial condition of municipal securities issuers is generally less than that for corporate securities.
Geographic concentration risk — The risk that heightened sensitivity to regional, state, US territories or possessions (such as the Commonwealth of Puerto Rico, Guam, or the US Virgin
Islands), and local political and economic conditions could adversely affect the holdings in and performance of a fund. There is also the risk that there could be an inadequate supply of municipal bonds in a particular state or US territory or possession.
ETF Structure Risks – The Fund is structured as an ETF and as a result is subject to special risks.
Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Trading in shares on the NYSE Arca, Inc. (the “Exchange”)
may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. An active trading market for the Fund’s shares may not be developed or maintained. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly particularly during times of market stress, with the result that investors may pay significantly more or significantly less for
Fund shares than the Fund’s NAV, which is reflected in the bid and ask price for Fund shares or in the closing price. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to NAV, the shareholder may sustain losses if the shares are sold at a price that is less than the price paid by the shareholder for the shares. When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Fund’s shares and the Fund’s NAV. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the
Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.
7. Certain Principal Risks of the Fund (continued)

8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown.
However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.
9. Recent Accounting Pronouncements
In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09,
Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024.
Management expects that adoption of the guidance will not have a material impact on the Fund’s financial statements.
10. Subsequent Events
On April 21, 2025, Macquarie Group Limited, the parent company of DMC, together with certain of its affiliates, and Nomura Holding America Inc. (Nomura), announced that they had entered into an agreement for Nomura to acquire Macquarie Asset Management’s US and European public investments business. The transaction is subject to customary closing conditions, including the receipt of applicable regulatory approvals. Subject to such approvals and the satisfaction of these conditions, the transaction is expected to close by the end of October 2025. This is subject to change.
Management has determined that no other material events or transactions occurred subsequent to March 31, 2025, that would require recognition or disclosure in the Fund's financial statements.

Report of independent registered public accounting firm

To the Board of Trustees of Macquarie ETF Trust and Shareholders of Macquarie National High-
Yield Municipal Bond ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Macquarie National High-Yield Municipal Bond ETF (one of the Funds constituting
Macquarie ETF Trust, referred to hereafter as the “Fund”) as of March 31, 2025, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period March 5, 2025 (commencement of operations) through March 31, 2025
(collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2025, and the results of its operations, changes in its net assets, and the financial highlights for the period March 5, 2025 (commencement of operations) through March 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audit of these financial statements in accordance with the standards of the
PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2025 by correspondence with the custodian and brokers. We believe that our audit provides a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
May 30, 2025
We have served as the auditor of one or more Macquarie investment companies since 2010.

Other Fund information (Unaudited)
Macquarie National High-Yield Municipal Bond ETF

Tax Information
The information set forth below is for the Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of the Fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.
All disclosures are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For any and all items requiring reporting, it is the intention of the Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.
For the period ended March 31, 2025, the Fund reports no distributions paid.
Changes in and Disagreements with Accountants for Open-End Management Investment
Companies
Not Applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not Applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment
Companies
Please refer to the disclosure within the financial statements.
Statement Regarding Basis of Approval for Investment Advisory Contract
Board Consideration of Investment Management Agreement at a Meeting Held on October
16, 2024
At a meeting held on October 16, 2024 (the “Contract Approval Meeting”), the Board of Trustees
(the “Board”), including a majority of Trustees, each of whom is not an “interested person” as defined under the Investment Company Act of 1940 (the “Independent Trustees”), approved the Investment Management Agreement with Delaware Management Company (“DCM” or the
“Adviser”) on behalf of the Macquarie National High-Yield Municipal Bond ETF (the “Fund”).
Prior to the Contract Approval Meeting, the Independent Trustees were assisted in their evaluation of the Investment Management Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately. In providing information to the Board, DMC was guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees prior to the Contract

Other Fund information (Unaudited)
Macquarie National High-Yield Municipal Bond ETF

Approval Meeting. Prior to the Contract Approval Meeting, and in response to the requests, the
Board received and reviewed materials specifically relating to the approval of the Investment
Management Agreement. In considering and approving the Investment Management Agreement, the Trustees considered the information they believed relevant, including but not limited to the information discussed below.
The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board, including the Independent Trustees, unanimously approved the Investment Management Agreement for an initial two-year term. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approval.
The nature, extent and quality of services to be provided by the Adviser . The Board reviewed the services that the Adviser would provide to the Fund. In connection with the investment advisory services to be provided, the Board noted the responsibilities that the Adviser would have as the Fund’s investment adviser, including: the overall supervisory responsibility for the general management and investment of the Fund’s securities portfolio; providing oversight of the investment performance and processes and compliance with the Fund’s investment objectives, policies and limitations; the implementation of the investment management program of the Fund;
the management of the day-to-day investment and reinvestment of the assets of the Fund;
determining daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; the review of brokerage matters; the oversight of general portfolio compliance with relevant law;
and the implementation of Board directives as they relate to the Fund. The Board also took into account the Adviser’s oversight of the Fund’s operations and the Fund’s other service providers.
The Board reviewed the Adviser’s experience, resources and strengths in managing other pooled investment vehicles, including the personnel of each. Based on its consideration and review of the foregoing information, the Board determined, within the context of its full deliberations, that the Fund was likely to benefit from the nature, quality and extent of these services, as well as the ability of the Adviser to render such services based on their experience, personnel, operations and resources.
Fees, expenses and profitability . The Board compared both the services to be rendered and the proposed fees to be paid to the Adviser with the fees that the Adviser receives pursuant to its other advisory agreements, as well as the fees paid to other investment advisers with respect to similar funds. In particular, the Board compared the Fund’s proposed advisory fee and total expense ratio to other investment companies considered to be in that Fund’s peer group.
Management responded to questions from the Trustees, explaining that the nature of the Fund and its anticipated investments warranted the proposed advisory fees for the Fund. The Board
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Management Agreement at a Meeting Held on October
16, 2024

also received and considered information about the fee rates charged to other accounts and clients managed by the Adviser, including information about the differences in services provided to the non-registered investment company clients, as applicable. The Board also discussed the anticipated costs and projected profitability of the Adviser in connection with its service as investment adviser to the Fund, including operational costs. The Board also considered the Adviser’s assumption of business, entrepreneurial, overall managerial and other risks by sponsoring and advising the Fund. After comparing the Fund’s proposed fees and total expense ratios with those of other funds in the Fund’s peer group, and in light of the nature, extent and quality of services proposed to be provided by the Adviser, and the costs they expected to incur in rendering those services, the Board concluded, within the context of its full deliberations, that the level of fees proposed to be paid to the Adviser with respect to the Fund was fair and reasonable in light of the nature, extent and quality of the services proposed to be provided by the Adviser.
The Board also considered that the Adviser and its affiliates may experience reputational “fall-out”
benefits based on the success of the Fund, but that such benefits are not easily quantifiable.
The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale . The Board next discussed potential economies of scale. Because the Fund had not commenced operations, and the eventual aggregate amount of assets was uncertain, Management was not able to provide the Board with specific information concerning the extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale, if any. The Board recognized the uncertainty in launching a new investment product and estimating future asset levels. The
Trustees noted that any reduction in fixed costs associated with the management of the Fund would be enjoyed by the Adviser, but that a unitary advisory fee provides a level of certainty in expenses for the Fund.
Investment performance of the Fund and the Adviser . Because the Fund is newly formed and had not commenced operations, the Board did not consider the investment performance of the Fund or the Adviser.
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Management Agreement at a Meeting Held on October
16, 2024

This page is not part of the Financial statements and other information.
AR-HTAX-TRST-0525
(4436043)
Contact information
Shareholder assistance by phone
844 469-9911, weekdays from 9:00am to
5:00pm ET
Regular mail
Macquarie ETF Trust
c/o Foreside Financial Services
Three Canal Plaza, Suite 100
Portland, ME 04101
Macquarie Asset Management • 610 Market Street • Philadelphia, PA 19106-2354
Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and multi-asset solutions.
The Fund is distributed by  Foreside Financial Services LLC.
Other than Macquarie Bank Limited ABN 46 008 583 542 ("Macquarie Bank"), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act
1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.
The Fund is governed by US laws and regulations.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

            Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

            Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S‑K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

   (a)  The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

   (b)  There were no significant changes in the registrant’s internal control over financial reporting (as defined in           Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)         Not applicable.

(a)(2)         Not applicable.

(a)(3)         Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit. ex99cert.docx

(a)(4)         There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)         There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)              Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto as Exhibit 99.906 CERT. ex99906.docx

SIGNATURES

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Macquarie ETF Trust

/s/JOHN C. LEONARD____
By:       John C. Leonard
Title:    President and Chief Executive Officer
Date:    June 5, 2025

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/JOHN C. LEONARD____
By:       John C. Leonard
Title:    President and Chief Executive Officer
Date:    June 5, 2025

/s/RICHARD SALUS
By:       Richard Salus
Title:    Chief Financial Officer
Date:    June 5, 2025